FORUM                              ANNUAL REPORT
FUNDS                              MAY 31, 2000


                                        INVESTORS EQUITY FUND

                                          EQUITY INDEX FUND








                             [Picture of Pantheon]

                 TABLE OF CONTENTS


   A Message to Our Shareholders.......................................... 1


   FINANCIAL STATEMENTS OF FORUM INVESTORS EQUITY AND EQUITY INDEX FUNDS

   Performance Charts and Analysis........................................ 3

   Independent Auditors' Report........................................... 4

   Schedule of Investments................................................ 5

   Statements of Assets and Liabilities................................... 6

   Statements of Operations............................................... 7

   Statements of Changes in Net Assets.................................... 8

   Financial Highlights................................................... 9

   Notes to Financial Statements.......................................... 11

   FINANCIAL STATEMENTS OF INDEX PORTFOLIO OF WELLS FARGO CORE TRUST MAY 31, 2000 (UNAUDITED)

   Statement of Assets and Liabilities.................................... 16

   Schedule of Investments................................................ 17


   FINANCIAL STATEMENTS OF INDEX PORTFOLIO OF CORE TRUST (DELAWARE) ANNUAL REPORT - SEPTEMBER 30, 1999

   Independent Auditors' Report........................................... 26

   Statement of Assets and Liabilities.................................... 27

   Statement of Operations................................................ 28

   Statements of Changes in Net Assets.................................... 29

   Financial Highlights................................................... 30

   Notes to Financial Statements.......................................... 31

   Schedule of Investments................................................ 33

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

--------------------------------------------------------------------------------
A MESSAGE TO OUR SHAREHOLDERS (CONCLUDED)
MAY 31, 2000

--------------------------------------------------------------------------------


                                                                    [FORUM LOGO]
INVESTORS EQUITY FUND
EQUITY INDEX FUND

May 31, 2000                                                       ANNUAL REPORT
--------------------------------------------------------------------------------


Dear Investor:

This Annual Report covers Investors Equity Fund and Equity Index Fund, two series of Forum Funds, and reviews their performance for the year ended May 31, 2000. As of this date, the two Funds have combined total assets of over $47 million.

INVESTORS EQUITY FUND

For the fiscal year ending May 31, 2000, Investors Equity Fund achieved a total return of 15.96% (not including the effect of the Fund's maximum 4% sales charge).* This compares favorably to the 10.56% total return of the Standard and Poor's 500 Index.

The Fund's investment approach has remained consistent as the Fund managers have continued to focus on high quality, growth oriented stocks. The managers continued to invest in leadership companies with high unit growth that do not rely heavily of pricing power to grow top line revenues. As a result, the emphasis has been to maintain overweight positions in technology, health care and selected consumer stocks and continue to de-emphasize commodity related or regulated industries. The Fund managers intend to continue this strategy.

The U.S. and European economies have been very strong over the past year, as have been corporate earnings. Domestically, the Federal Reserve has been responding to the strong economy, tight labor markets, and rapid consumer spending by raising rates to head off inflation. During the fiscal year the Federal Reserve raised the Federal Funds rates by 175 basis points (1.75%) in an attempt to slow the economy. This has resulted in some significant volatility for the capital markets. The quality of the stocks held in the Fund helped weather much of the extreme volatility experienced in the Capital Markets over the past fiscal year.

As the Fund enters the new fiscal year, the managers expect the economy to slow to a more sustainable growth rate. Inflation, although creeping higher, has remained fairly benign and should reduce the likelihood of any significant rate hikes in the near term. This environment should favor growth oriented companies with consistent earnings.


EQUITY INDEX FUND

The Fund returned 10.55% for the fiscal year ended May 31, 2000, excluding any sales charges, outperforming its benchmark, the S&P 500 Composite Stock Index, which returned 10.48%.* The Fund distributed $0.15 per share in dividend income and $0.05 per share in capital gains during the period.

To achieve its goal of approximating the return of the S&P 500 Index, the Fund invests in all 500 stocks that make up the Index and in the same weightings as determined by S & P. Differences between the Fund's performance and the Index are primarily due to Fund expenses and the effects of cash positions held by the Fund.

A small portion of the Fund's assets are held in cash, which is invested in money market investments so the Fund can accommodate shareholder transactions without being forced to liquidate stocks to provide liquidity. Holding cash minimizes transaction costs but it can hurt performance in a rising market. The Fund minimizes this risk by hedging its cash position through investing in S&P 500 futures contracts, which has the effect of keeping the Fund fully invested in stocks.




                                       1                          FORUM FUNDS[R]

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
MAY 31, 2000
--------------------------------------------------------------------------------


IN CONCLUSION


Thank you for your confidence in Forum Funds. We will continue to provide you with the high quality investment service to which you have grown accustomed. If you have questions, please discuss them with your investment professional, or call us at (207) 879-0001.




                                    Sincerely,


                                    /s/ John Y. Keffer

                                    John Y. Keffer,
                                    Chairman














*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. During the period certain fees and expenses were waived by the service providers. Without these waivers total returns would have been lower. If the maximum sales charge had been reflected and if there had been no fee waivers, the quoted performance would have been lower.

The S&P 500 Index is a group of unmanaged securities widely regarded by investors to be representative of the market in general. One cannot invest directly in an index.

The views in this report were those of the Funds' managers as of May 31, 2000, and may not reflect the views of the managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.





                                       2                          FORUM FUNDS[R]

--------------------------------------------------------------------------------

PERFORMANCE CHARTS & ANALYSIS
MAY 31, 2000
--------------------------------------------------------------------------------


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

These charts reflect the change in value of a $10,000 investment, including reinvested dividends and distributions, in Investors Equity Fund and Equity Index Fund, compared to the Standard and Poor's 500 Composite Index ("S&P 500 Index"), since each Fund's inception. The S&P 500 Index is a market weighted index composed of 500 large capitalization companies. The total return of each Fund includes operating expenses and a 4.00% sales charge that reduce returns, while the total return of the S&P 500 Index does not include expenses and sales charges. Each Fund is professionally managed while the S&P 500 Index is unmanaged and is not available for investment. Investment return and principal value of an investment in each Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Performance information presented here represents only past performance and does not necessarily indicate future results.

     Investors Equity Fund vs. S&P 500 Index                      Equity Index Fund vs. S&P 500 Index

Average Annual Total Return on 5/31/00                       Average Annual Total Return on 5/31/00
One Year:                               11.32%               One Year:                               6.13%
Since Inception on 12/17/97:            20.52%               Since Inception on 12/24/97:           18.16%

Investment Value on 5/31/00                                  Investment Value on 5/31/00
Investors Equity Fund:                 $15,804               Equity Index Fund:                    $15,009
S&P 500 Index:                         $15,230               S&P 500 Index:                        $15,770


             Investors      S&P 500                                       Equity Index    S&P 500
            Equity Fund      Index                                           Fund          Index
12/17/97       9,600        10,000                          12/24/97         9,600        10,000
12/31/97       9,725        10,065                          12/31/97         9,926        10,420
01/31/98       9,926        10,176                          01/31/98        10,042        10,535
02/28/98      10,589        10,910                          02/28/98        10,762        11,294
03/31/98      11,059        11,468                          03/31/98        11,309        11,872
04/30/98      11,251        11,583                          04/30/98        11,424        11,991
05/31/98      10,973        11,385                          05/31/98        11,222        11,785
06/30/98      11,702        11,847                          06/30/98        11,674        12,264
07/31/98      11,395        11,722                          07/31/98        11,549        12,133
08/31/98       9,850        10,029                          08/31/98         9,878        10,381
09/30/98      10,502        10,671                          09/30/98        10,560        11,046
10/31/98      11,405        11,538                          10/31/98        11,395        11,944
11/30/98      12,249        12,237                          11/30/98        12,086        12,667
12/31/98      13,240        12,941                          12/31/98        12,792        13,396
01/31/99      14,008        13,482                          01/31/99        13,286        13,956
02/28/99      13,482        13,063                          02/28/99        12,879        13,523
03/31/99      13,818        13,585                          03/31/99        13,383        14,064
04/30/99      13,955        14,112                          04/30/99        13,906        14,608
05/31/99      13,629        13,779                          05/31/99        13,577        14,264
06/30/99      14,513        14,542                          06/30/99        14,332        15,056
07/31/99      14,008        14,088                          07/31/99        13,887        14,587
08/31/99      13,924        14,019                          08/31/99        13,819        14,514
09/30/99      13,345        13,635                          09/30/99        13,441        14,116
10/31/99      14,365        14,497                          10/31/99        14,313        15,009
11/30/99      14,786        14,792                          11/30/99        14,594        15,314
12/31/99      15,816        15,662                          12/31/99        15,451        16,216
01/31/00      15,205        14,875                          01/31/00        14,675        15,402
02/29/00      14,720        14,593                          02/29/00        14,400        15,110
03/31/00      16,150        16,020                          03/31/00        15,804        16,588
04/30/00      16,081        15,550                          04/30/00        15,323        16,100
05/31/00      15,804        15,230                          05/31/00        15,009        15,770





                                       3                          FORUM FUNDS[R]

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
MAY 31, 2000
--------------------------------------------------------------------------------



To the Board of Trustees and Shareholders,
     Forum Funds:

We have audited the accompanying statements of assets and liabilities, of the Forum Investors Equity Fund and Forum Equity Index Fund, (the "Funds"), (two of the series comprising Forum Funds (the "Trust")) including the schedule of investments for Forum Investors Equity Fund, as of May 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 2000 and 1999, and the financial highlights for each year in the three year period ending May 31, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of May 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2000, and the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche LLP
Boston, Massachusetts
July 7, 2000














                                       4                          FORUM FUNDS[R]

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SCHEDULE OF INVESTMENTS
MAY 31, 2000
--------------------------------------------------------------------------------

Investors Equity Fund
Common Stock (98.0%)
   Shares  Security Description                  Value             Shares  Security Description                 Value
--------- ---------------------------------  --------------       ------- ---------------------------------  -------------
  APPAREL & ACCESSORY STORES (2.8%)                               MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
  27,500   Gap, Inc.                             $ 964,219           PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (6.1%)
                                             --------------       20,100   Medtronic, Inc.                    $ 1,037,662
                                                                  28,000   Stryker Corp.                        1,058,750
  BANKS & CREDIT INSTITUTIONS (7.3%)                                                                         -------------
  12,000   Citigroup, Inc.                         746,250                                                      2,096,412
  42,000   MBNA Corp.                            1,170,750                                                   -------------
  13,000   Wells Fargo & Co.                       588,250        MISCELLANEOUS RETAIL (2.5%)
                                             --------------
                                                 2,505,250        58,000   Staples, Inc. +                        855,500
                                             --------------                                                  ------------
  BUILDING MATERIALS (2.1%)                                       PETROLEUM REFINING & RELATED
                                                                     Industries (3.6%)
  15,000   Home Depot, Inc.                        732,187        14,700   Exxon Corp.                          1,224,694
                                             --------------                                                  -------------
  BUSINESS SERVICES (14.1%)                                       PHARMACEUTICAL PREPARATIONS (6.5%)
  28,800   Automatic Data Processing, Inc.       1,582,200        11,000   Merck & Co., Inc.                      820,875
  20,000   Ecolab, Inc.                            765,000        20,000   Pfizer, Inc.                           891,250
  25,000   Interpublic Group Cos., Inc.          1,073,438        11,200   Schering-Plough Corp.                  541,800
                                                                                                             -------------
  23,000   Microsoft Corp. +                     1,438,938                                                      2,253,925
                                             --------------                                                  -------------
                                                 4,859,576
                                             --------------       PRINTING, PUBLISHING & ALLIED INDUSTRIES (2.3%)
  CHEMICALS & ALLIED PRODUCTS (3.8%)                              21,000   Tribune Co.                            808,500
  10,000   Colgate-Palmolive Co.                   526,250                                                   -------------
  11,800   The Procter & Gamble Co.                784,700        WATER TRANSPORTATION (3.0%)
                                             --------------       38,000   Carnival Corp.                       1,030,750
                                                 1,310,950                                                   -------------
                                             --------------
  COMMUNICATIONS (5.5%)
  18,000   BellSouth Corp.                         840,375        WHOLESALE TRADE - DURABLE GOODS (2.8%)
  23,902   SBC Communications, Inc.              1,044,219        10,000   Danaher Corp.                          481,875
                                             --------------       8,000   Illinois Tool Works, Inc.               464,500
                                                 1,884,594        8,000   Illinois Tool Works, Inc.               464,500
                                             --------------                                                  -------------
                                                                                                                  946,375
                                                                                                             -------------
  ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,           WHOLESALE TRADE - NONDURABLE GOODS (2.4%)
     EXCEPT COMPUTER EQUIPMENT (12.0%)                            20,000   Sysco Corp.                            838,750
                                                                                                             -------------
  17,000   ADC Telecommunications, Inc. +        1,142,187
  19,650   General Electric Co.                  1,034,081        Total Common Stock (Cost $17,056,718)        33,724,569
  15,550   Intel Corp.                           1,937,919                                                   -------------
                                             --------------
                                                 4,114,187
                                             --------------
                                                                  SHORT-TERM INVESTMENTS (2.0%)
  FINANCIAL INSTITUTIONS (2.6%)                                   Principal Amount
  14,925   Federal National Mortgage Assn.         897,366        (000 Omitted)
                                             --------------       --------------------------------------------------------
                                                                     700   Bankers Trust Instituional Cash
  INDUSTRIAL & COMMERCIAL MACHINERY &                                         Management Fund (Cost $700,314)   $ 700,314
     COMPUTER EQUIPMENT (13.7%)                                                                               ------------
  12,800   Applied Materials, Inc. +             1,068,800        Total Investments (100.0%)(Cost $17,757,032)$ 34,424,883
  25,000   Cisco Systems, Inc. +                 1,425,000                                                    ============
  28,000   Solectron Corp. +                       925,750
  20,000   Tellabs, Inc. +                       1,298,750        --------------------------------------------------------
                                                                  EQUITY INDEX FUND
                                             --------------       --------------------------------------------------------
                                                 4,718,300        INVESTMENT COMPANY (100.0%)----------------------------
                                             --------------            Security Description                 Value
                                                                  -----------------------------------------  -------------
  INSURANCE (4.9%)                                                   Index Portfolio of Wells Fargo Core
                                                                         Trust
  14,952   American International Group, Inc.    1,683,034              (Cost $10,475,715)                   $ 13,491,052
                                             --------------                                                  =============


  -------------------------------------------
  +  Non-income producing security.






See Notes to Financial Statements.              5                 FORUM FUNDS[R]

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2000
--------------------------------------------------------------------------------

                                                                 INVESTORS                EQUITY
                                                                   EQUITY                 INDEX
                                                                    FUND                   FUND
                                                               ---------------        ---------------

ASSETS
     Investments (Notes 1 and 2)
        Investments, at cost                                     $ 17,757,032           $ 10,475,715
        Net unrealized appreciation                                16,667,851              3,015,337
                                                               ---------------        ---------------
     Total investments, at value                                   34,424,883             13,491,052

     Interest, dividends and other receivables                         27,806                      -
     Receivable for Fund shares sold                                        -                  5,188
     Prepaid expense                                                      700                    275
     Organization costs, net of amortization (Note 2)                   1,732                  1,352
                                                               ---------------        ---------------

Total Assets                                                       34,455,121             13,497,867
                                                               ---------------        ---------------

LIABILITIES
     Payable to investment adviser (Note 3)                            10,312                      -
     Payable to other related parties (Note 3)                          5,798                      -
     Accrued expenses and other liabilities                            40,989                 15,883
                                                               ---------------        ---------------

Total Liabilities                                                      57,099                 15,883
                                                               ---------------        ---------------

NET ASSETS                                                       $ 34,398,022           $ 13,481,984
                                                               ===============        ===============

COMPONENTS OF NET ASSETS
     Paid-in capital                                             $ 12,569,991           $ 10,173,397
     Accumulated undistributed net investment income                        -                 64,235
     Unrealized appreciation of investments                        16,667,851              3,015,337
     Accumulated net realized gain from investments                 5,160,180                229,015
                                                               ---------------        ---------------

NET ASSETS                                                       $ 34,398,022           $ 13,481,984
                                                               ===============        ===============

SHARES OF BENEFICIAL INTEREST                                       2,508,360                881,784

NET ASSET VALUE AND
     REDEMPTION PRICE PER SHARE                                       $ 13.71                $ 15.29

OFFERING PRICE PER SHARE
     (NAV / (1 - MAXIMUM SALES LOAD))                                 $ 14.28                $ 15.93

MAXIMUM SALES LOAD                                                      4.00%                  4.00%









See Notes to Financial Statements.            6                   FORUM FUNDS[R]

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
YEAR ENDED MAY 31, 2000
--------------------------------------------------------------------------------

                                                                      INVESTORS                EQUITY
                                                                       EQUITY                  INDEX
                                                                        FUND                    FUND
                                                                   ----------------        ---------------

INVESTMENT INCOME
    Interest income                                                       $ 34,883                    $ -
    Dividend income                                                        264,525                      -
    Interest income allocated from Portfolio (Note 1)                            -                 18,985
    Dividend income allocated from Portfolio (Note 1)                            -                151,275
    Securities lending income allocated from Portfolio (Note 1)                  -                  2,937
    Net expenses allocated from Portfolio (Note 1)                               -                (18,849)
                                                                   ----------------        ---------------
Total Investment Income                                                    299,408                154,348
                                                                   ----------------        ---------------

EXPENSES
    Investment advisory (Note 3)                                           219,196                      -
    Adminstration (Note 3)                                                  67,445                 25,366
    Transfer agency (Note 3)                                                97,749                 44,241
    Custody                                                                  8,867                      -
    Accounting (Note 3)                                                     39,200                 14,200
    Audit                                                                   14,400                 11,900
    Legal                                                                   10,076                  7,550
    Trustees                                                                 1,902                    712
    Reporting                                                               10,445                  4,533
    Pricing                                                                  1,947                      7
    Compliance                                                               2,970                  3,080
    Amortization of organization costs (Note 2)                                680                    528
    Miscellaneous                                                            4,228                  1,829
                                                                   ----------------        ---------------
Total Expenses                                                             479,105                113,946
    Expenses reimbursed and fees waived (Note 4)                          (107,365)              (101,030)
                                                                   ----------------        ---------------
Net Expenses                                                               371,740                 12,916
                                                                   ----------------        ---------------

NET INVESTMENT INCOME (LOSS)                                               (72,332)               141,432
                                                                   ----------------        ---------------

NET REALIZED AND UNREALIZED GAIN ON
     INVESTMENTS AND FUTURES TRANSACTIONS

    Net realized gain on investments                                     5,788,225                      -
    Net realized gain on investments in Portfolio (Note 1)                       -                309,294
    Net realized loss on futures transactions
       in Portfolio (Note 1)                                                     -                 (4,569)
                                                                   ----------------        ---------------
Net Realized Gain on Investments                                         5,788,225                304,725
                                                                   ----------------        ---------------

    Net change in unrealized depreciation on investments                  (658,802)                     -
    Net change in unrealized appreciation
       on investments in Portfolio (Note 1)                                      -                784,213
    Net change in unrealized appreciation on futures
       transactions in Portfolio (Note 1)                                        -                 26,472
                                                                   ----------------        ---------------
Net Change in Unrealized Appreciation (Depreciation) on Investments
    and Futures Transactions                                              (658,802)               810,685
                                                                   ----------------        ---------------

NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS                                                          5,129,423              1,115,410
                                                                   ----------------        ---------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                          $ 5,057,091            $ 1,256,842
                                                                   ================        ===============






See Notes to Financial Statements.              7                 FORUM FUNDS[R]

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MAY 31, 1999, AND MAY 31, 2000
--------------------------------------------------------------------------------

                                                        INVESTORS                          EQUITY
                                                          EQUITY                           INDEX
                                                           FUND                             FUND
                                                    -------------------------------- --------------------------------

                                                          Amount          Shares           Amount          Shares
NET ASSETS, May 31, 1998                               $ 30,090,343                      $ 5,037,606
                                                    -------------------              -------------------

OPERATIONS
     Net investment income (loss)                             (20,133)                           99,175
     Net realized gain (loss) on investments                 4,243,115                         (31,534)
     Net change in unrealized appreciation
        of investments                                       2,435,455                        1,642,777
                                                    -------------------              -------------------
Net Increase in Net Assets Resulting from Operations         6,658,437                        1,710,418
                                                    -------------------              -------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                      (5,924)                         (75,754)
     Net realized gain on investments                       (2,567,208)                          (1,550)
                                                    -------------------              -------------------
Total Distributions to Shareholders                         (2,573,132)                         (77,304)
                                                    -------------------              -------------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                          2,270,010      185,166           5,660,156      450,517
     Reinvestment of distributions                           2,414,394      216,957              77,304        6,272
     Redemption of shares                                  (6,725,877)     (553,217)         (1,280,812)    (93,576)
                                                    ------------------- ------------ ------------------- ------------

Net Increase (Decrease) from Capital Share Transactions    (2,041,473)     (151,094)          4,456,648      363,213
                                                    ------------------- ============ ------------------- ============
Net Increase in Net Assets                                   2,043,832                        6,089,762
                                                    -------------------              -------------------

NET ASSETS, May 31, 1999 (A)                                32,134,175                       11,127,368
                                                    -------------------              -------------------

OPERATIONS
     Net investment income (loss)                              (72,332)                         141,432
     Net realized gain on investments                        5,788,225                          304,725
     Net change in unrealized appreciation(depreciation)
          of investments                                      (658,802)                         810,685
                                                    -------------------              -------------------

Net Increase in Net Assets Resulting from Operations         5,057,091                        1,256,842
                                                    -------------------              -------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                           -                         (128,972)
     Net realized gain on investments                       (3,019,893)                         (42,603)
                                                    -------------------              -------------------
                                                    -------------------              -------------------
Total Distributions to Shareholders                         (3,019,893)                        (171,575)
                                                    -------------------              -------------------

CAPITAL SHARE TRANSACTIONS
     Sale of shares                                          2,250,027      168,093           2,921,530      197,840
     Reinvestment of distributions                           3,013,298      232,687             171,526       11,010
     Redemption of shares                                   (5,036,676)    (372,770)         (1,823,707)    (121,246)
                                                    ------------------- ------------ ------------------- ------------

Net Increase from Capital Share Transactions                   226,649       28,010           1,269,349       87,604
                                                    ------------------- ============ ------------------- ============
Net Increase in Net Assets                                   2,263,847                        2,354,616
                                                    -------------------              -------------------

NET ASSETS, May 31, 2000 (B)                              $ 34,398,022               (b)   $ 13,481,984
                                                    ===================              ===================


(A)  Accumulated undistributed net investment income               $ -                         $ 51,775
                                                    ===================              ===================
(B)  Accumulated undistributed (distributions in excess of)
        net investment income                                      $ -                         $ 64,235
                                                    ===================              ===================



See Notes to Financial Statements.            8                   FORUM FUNDS[R]

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period:

                                                                                INVESTORS
                                                                                 EQUITY
                                                                                  FUND
                                                ------------------------------------------------------------------------
                                                   June 1, 1999              June 1, 1998            December 17, 1997
                                                        to                        to                        to
                                                   May 31, 2000              May 31, 1999              May 31, 1998
                                                ------------------------------------------------------------------------

NET ASSET VALUE PER SHARE, Beginning of Period               $12.96                    $11.43                    $10.00
                                                --------------------     ---------------------      --------------------
INVESTMENT OPERATIONS
     Net investment income (loss)                             (0.03)                    (0.01)                        - (d)
     Net realized and unrealized gain
          on investments                                       2.03                      2.60                      1.43
                                                --------------------     ---------------------      --------------------
Total from Investment Operations                               2.00                      2.59                      1.43
                                                --------------------     ---------------------      --------------------
                                                --------------------     ---------------------      --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                        -                         - (c)                     -
     Net realized gain                                        (1.25)                    (1.06)                        -
                                                --------------------     ---------------------      --------------------
                                                --------------------     ---------------------      --------------------
Decrease in Net Assets from Distributions                     (1.25)                    (1.06)                        -
                                                --------------------     ---------------------      --------------------
                                                --------------------     ---------------------      --------------------

NET ASSET VALUE, End of Period                               $13.71                    $12.96                    $11.43
                                                ====================     =====================      ====================
                                                ====================     =====================      ====================

TOTAL RETURN (a)                                             15.96%                    24.21%                    14.30%

RATIOS/SUPPLEMENTARY DATA
     Net assets at end of period (000's omitted)            $34,398                   $32,134                   $30,090
     Ratios to Average Net Assets
        Expenses, including reimbursement/
             waiver of fees                                   1.10%                     1.10%                     1.10%   (b)
        Expenses, excluding reimbursement/
             waiver of fees                                   1.42%                     1.44%                     2.09%   (b)
     Net investment income (loss), including
           reimbursement/waiver of fees                      (0.21)%                   (0.06)%                    0.09%   (b)

PORTFOLIO TURNOVER RATE                                         26%                       16%                       11%


--------------------------------------------------------------------------------
(a) Total return calculations do not include sales charges and would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 4).
(b)  Annualized.
(c)  Distributions per share were $0.00225.
(d)  Net investment income per share was $.002224.










See Notes to Financial Statements.            9                   FORUM FUNDS[R]

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period:

                                                                                   EQUITY
                                                                                   INDEX
                                                                                    FUND
                                                     -----------------------------------------------------------------------
                                                         June 1, 1999              June 1, 1998         December 24, 1997
                                                              to                        to                      to
                                                         May 31, 2000              May 31, 1999            May 31, 1998
                                                     -----------------------------------------------------------------------

NET ASSET VALUE PER SHARE, Beginning of Period                      $14.01                   $11.69                  $10.00
                                                     ----------------------    ---------------------   ---------------------
INVESTMENT OPERATIONS
     Net investment income (Note 1)                                   0.45                     0.16                    0.07
     Net realized and unrealized gain
          on investments                                              1.03                     2.27                    1.62
                                                     ----------------------    ---------------------   ---------------------
Total from Investment Operations                                      1.48                     2.43                    1.69
                                                     ----------------------    ---------------------   ---------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                           (0.15)                   (0.11)                      -
     Net realized gain                                               (0.05)                       - (c)                   -
                                                     ----------------------    ---------------------   ---------------------
Decrease in Net Assets from Distributions                            (0.20)                   (0.11)                      -
                                                     ----------------------    ---------------------   ---------------------

NET ASSET VALUE, End of Period                                      $15.29                   $14.01                  $11.69
                                                     ======================    =====================   =====================

TOTAL RETURN (a)                                                    10.55%                   20.98%                  16.90%

RATIO/SUPPLEMENTARY DATA
     Net assets at end of period (000's omitted)                   $13,482                  $11,127                  $5,038
     Ratios to Average Net Assets
        Expenses, including reimbursement/
             waiver of fees                                          0.25%                    0.25%                   0.25%  (b)
        Expenses, excluding reimbursement/
             waiver of fees                                          1.08%                    1.26%                   2.25%  (b)
     Net investment income (loss), including
           reimbursement/waiver of fees                              1.12%                    1.27%                   1.41%  (b)

PORTFOLIO TURNOVER RATE (d)                                            16%                       4%                      7%


--------------------------------------------------------------------------------
(a)  Includes  the  Fund's   proportionate  share  of  income  and  expenses  of
     Portfolio.
(b) Total return calculations do not include sales charges and would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 4).
(c)  Annualized.
(d)  Distributions per share were $0.002332.
(e) Information presented is that of the Portfolio in which the Fund invests (Note 1).










See Notes to Financial Statements.            10                  FORUM FUNDS[R]

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has nineteen active investment portfolios. Included in this report is Investors Equity Fund and Equity Index Fund (individually a "Fund", and collectively, "the Funds"), each a diversified portfolio. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Commencement of operations for each Fund was as follows:

         Investors Equity Fund                    December 17, 1997
         Equity Index Fund                        December 24, 1997

MASTER FEEDER ARRANGEMENT - Equity Index Fund seeks to achieve its investment objective by investing all its investable assets in Index Portfolio (the "Portfolio"), a separate diversified portfolio of Wells Fargo Core Trust, a registered, open-end management investment company. This is commonly referred to as a master-feeder arrangement. Prior to November 5, 1999, Equity Index Fund invested all of its investable assets in Index Portfolio, a diversified portfolio of Core Trust (Delaware), another registered, open-end investment company. On November 5, 1999, Index Portfolio of Core Trust (Delaware) reorganized into the Portfolio. The Portfolio directly acquires portfolio securities and a fund investing in the Portfolio acquires an indirect interest in those securities. The Fund accounts for its investment in the Portfolio as a partnership interest and records daily its share of the Portfolio's income, expenses, and realized and unrealized gain or loss. In addition, the Fund incurs its own expenses. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The financial statements of the Portfolio, including its schedule of investments, are in this report and should be read in conjunction with the Fund's financial statements. The Equity Index Fund's ownership interest in Index Portfolio was 0.76% as of May 31, 2000.


NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of each Fund:

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of each Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by Investors Equity Fund, and for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees pursuant to the Trust's valuation procedures. Securities held by Investors Equity Fund that have a maturity of 60 days or less are valued at amortized cost, which approximates market value. Equity Index Fund records its investments in the Portfolio at value. The value of such an investment reflects the Fund's proportionate interest in the net assets of the Portfolio. The valuation of securities held in the Portfolio is discussed in the Notes to the Financial Statements of the Portfolio, which are included in this report.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain or loss for both financial statements and federal income tax purposes.

REPURCHASE   AGREEMENTS  -  Investors  Equity  Fund  may  invest  in  repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price.









                                       11                         FORUM FUNDS[R]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

ORGANIZATION COSTS - Costs incurred by each Fund in connection with its organization are amortized using the straight-line method over a five-year period.

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.


NOTE 3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - The investment adviser for Investors Equity Fund is H.M. Payson & Co. ("Payson"). Pursuant to an Investment Advisory Agreement, Payson receives an advisory fee from the Fund at an annual rate of 0.65% of the Fund's average daily net assets. Payson has entered into an investment sub-advisory agreement with Peoples Heritage Bank ("Peoples") under which Peoples exercises certain investment discretion over the assets (or a portion of assets) of the Fund. For its sub-advisory services, Payson pays a fee to Peoples at an annual rate of 0.25% of the Fund's average daily net assets.

The investment adviser for the Portfolio in which Equity Index Fund invests is Wells Fargo Bank ("WFB"). WFB is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. Pursuant to an Investment Advisory Agreement, WFB receives an advisory fee at an annual rate of 0.15% of the Portfolio's average daily net assets. Equity Index Fund pays its pro rata portion of the advisory fees incurred by the Portfolio. WFB has retained the services of Wells Capital Management Inc. ("WCM"), an affiliate, as an investment subadviser to the Portfolio. The fees related to WCM's subadviser services are borne directly by WFB and do not increase the overall fees paid by the Portfolio to WFB.

ADMINISTRATOR - The administrator for each Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee at an annual rate of 0.20% of the average daily net assets of each Fund.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from each Fund an annual fee of $12,000, plus 0.25% of the average daily net assets of each Fund, and an annual shareholder account fee of $18 per shareholder account.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is each Fund's distributor. For its services, FFS receives, and may reallocate to certain financial institutions, the sales charges paid in connection with purchases or sales of each Fund's shares.


OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to each Fund. For its services, FAcS receives an annual fee of $36,000 from Investors Equity Fund, plus certain amounts based upon the number and types of portfolio transactions made by the Fund. FAcS is compensated $12,000 annually by Equity Index Fund for its services.






                                       12                         FORUM FUNDS[R]

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Certain service providers of each Fund have voluntarily undertaken to waive a portion of their fees and/or reimburse certain expenses of each Fund so that total expenses of each Fund would not exceed certain limitations. Fee waivers and expense reimbursements may be reduced or eliminated at any time. For the year ended May 31, 2000, expenses reimbursed and fees waived were as follows:

                               EXPENSES                                                                TOTAL FEES WAIVED
                              REIMBURSED                         FEES WAIVED BY                           AND EXPENSES
                                            ----------------------------------------------------------
                                BY FADS          FSS           FADS          FACS         ADVISER           REIMBURSED
                            -----------------------------------------------------------------------------------------------
Investors Equity Fund          $      -         $    -        $    -        $    -       $  107,365        $ 107,365
Equity Index Fund                 35,397        33,266         25,367         7,000          -               101,030
Index Portfolio                       -              -             -             -          498,672          498,672


NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments, held by Investors Equity Fund were $8,673,462 and $10,776,529, respectively, for the year ended May 31, 2000. The cost of purchases and proceeds from sales of securities, other than short-term investments for Equity Index Fund based on its ownership percentage of Index Portfolio were $2,280,288 and $2,134,426, respectively, for the year ended May 31, 2000.

For federal income tax purposes, the tax basis of investment securities owned by Investors Equity Fund as of May 31, 2000 was $17,757,032, and the net unrealized appreciation of investment securities was $16,667,851. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $17,381,618, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $713,767.


NOTE 6. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

Income Dividends - All the income and any short-term capital gain dividends paid by the Equity Index Fund were ordinary income for federal income tax purposes. The percentage of qualifying dividends eligible for the corporate dividends received deductions was 98.76% for Equity Index Fund.

Capital Gain Dividends - Investors Equity Fund and Equity Index Fund declared long-term capital gains of $3,019,893 and $42,603, respectively, for the fiscal year ended May 31, 2000.










                                       13                         FORUM FUNDS[R]

                      (This page intentionally left blank)

                                  MAY 31, 2000


                                INDEX PORTFOLIO



                             WELLS FARGO CORE TRUST
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------


                                                                                    INDEX
                                                                                  PORTFOLIO
                                                                             -------------------
ASSETS
    Investments
        Investments, at cost                                                 $    1,130,540,047
        Net unrealized appreciation                                                 640,023,508
                                                                             -------------------
    Total investments, at value                                                   1,770,563,555
    Receivable for dividends, interest and other receivables                          2,251,208
                                                                             -------------------
    Total Assets                                                                  1,772,814,763
                                                                             -------------------

LIABILITIES
    Payable for daily variation margin on financial futures contracts                   135,425
    Accrued expenses and other liabilities                                              192,884
                                                                             -------------------
    Total Liabilities                                                                   328,309
                                                                             -------------------

NET ASSETS                                                                   $    1,772,486,454
                                                                             ===================













                                       16                         FORUM FUNDS[R]

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

COMMON STOCK (97.55%)
   Shares    Security Description                 Value          Shares    Security Description                 Value
------------ --------------------------------  -------------    ---------  -------------------------------- --------------

   AGRICULTURAL (0.06%)                                         BUSINESS SERVICES - CONTINUED
     46,500  Nabisco Group Holdings Corp.       $ 1,014,281       44,000   IMS Health, Inc.                     $ 726,000
                                               -------------      40,000   Interpublic Group of Cos., Inc.      1,717,500
   AMUSEMENT & RECREATION SERVICES (0.72%)                        40,100   McKesson HBOC, Inc.                    659,144
     18,300  Harrah's Entertainment, Inc. +         361,425      742,200   Microsoft Corp. +                   46,433,887
    295,100  Walt Disney Co. ^                   12,449,531       13,800   NCR Corp. + ^                          582,187
                                               -------------
                                                 12,810,956       46,600   Novell, Inc. +                         387,363
                                               -------------      25,400   Omnicom Group, Inc. ^                2,132,012
   APPAREL & ACCESSORY STORES (0.68%)                            402,300   Oracle Corp. +                      28,915,313
     55,900  CVS Corp.                            2,431,650       39,300   Parametric Technology Co. +            417,562
    121,400  Gap, Inc.                            4,256,587       38,300   PeopleSoft, Inc. +                     529,019
     46,400  Kohl's Corp. +                       2,401,200        8,300   Sapient Corp. + ^                      829,481
     61,200  Limited, Inc.                        1,476,450        3,800   Shared Medical Systems Corp.           275,975
     19,200  Nordstrom, Inc. ^                      482,400       27,500   Siebel Systems, Inc. + ^             3,217,500
     44,200  TJX Cos., Inc.                         955,825      225,100   Sun Microsystems, Inc. +            17,248,287
                                               -------------
                                                 12,004,112       24,400   UST, Inc.                              405,650
                                               -------------
                                                                  55,400   VERITAS Software Corp. + ^           6,454,100
   APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS            75,100   Yahoo! Inc. + ^                      8,490,994
   & SIMILAR MATERIALS (0.05%)                                     9,900   Young & Rubicam, Inc.                  472,725
                                                                                                            --------------
      8,400  Liz Claiborne, Inc.                    330,225                                                   167,018,372
     16,800  V.F. Corp.                             481,950                                                 --------------
                                               -------------
                                                    812,175      CHEMICALS & ALLIED PRODUCTS (9.36%)
                                               -------------     219,300   Abbott Laboratories                  8,922,770

   AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.03%)         32,700   Air Products and Chemicals, Inc.     1,132,238
     19,700  Autozone, Inc. +                       551,600        7,900   Alberto Culver Co. ^                   207,869
                                               -------------
                                                                  18,800   Allergan, Inc.                       1,291,325
   AUTOMOTIVE REPAIR, SERVICES & PARKING (0.01%)                  14,600   ALZA Corp. + ^                         741,862
      8,500  Ryder System, Inc.                     163,094       34,600   Avon Products, Inc.                  1,429,413
                                               -------------
                                                                  41,500   Baxter International, Inc.           2,759,750
   BUILDING CONSTRUCTION-GENERAL CONTRACTORS &                   282,900   Bristol-Myers Squibb Co.            15,577,181
   OPERATIVE BUILDERS (0.03%)                                     33,800   Clorox Co. ^                         1,339,325
      8,500  Centex Corp.                           176,375       83,100   Colgate-Palmolive Co. ^              4,373,137
      6,800  Kaufman & Broad Home Corp. ^           117,725       31,200   Dow Chemical Co. ^                   3,340,350
      6,200  Pulte Corp.                            137,562      149,000   E.I. du Pont de Nemours & Co.        7,301,000
                                               -------------
                                                    431,662       11,200   Eastman Chemical Co.                   510,300
                                               -------------
                                                                  18,500   Ecolab, Inc.                           707,625
   BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE          155,500   Eli Lilly & Co.                     11,837,437
   HOME DEALERS (1.05%)                                            4,400   FMC Corp. + ^                          267,300
    328,300  Home Depot, Inc.                    16,025,144       15,700   Goodrich (B.F.) Co.                    557,350
     54,500  Lowe's Cos., Inc.                    2,537,656        7,800   Great Lakes Chemical Corp.             216,450
                                               -------------
                                                 18,562,800       15,200   Hercules, Inc. ^                       251,750
                                               -------------      15,000   International Flavors & Fragrances,Inc.510,000
   BUSINESS SERVICES (9.42%)                                       9,800   Mallinckrodt, Inc.                     283,588
     48,800  3COM Corp. +                         2,040,450      333,300   Merck & Co., Inc.                   24,872,513
     16,900  Adobe Systems, Inc.                  1,902,306      552,100   Pfizer, Inc.                        24,602,956
    325,400  America Online, Inc. +              17,246,200      178,541   Pharmacia Corp.                      9,272,973
      8,800  Autodesk, Inc.                         327,250       24,800   PPG Industries, Inc.                 1,229,150
     89,900  Automatic Data Processing, Inc.      4,938,881       22,700   Praxair, Inc.                          953,400
     34,800  BMC Software, Inc. + ^               1,531,200      187,700   Procter & Gamble Co.                12,482,050
     26,000  Cabletron Systems, Inc. +              596,375       31,200   Rohm & Haas Co.                      1,064,700
    100,700  Cendant Corp. + ^                    1,334,275      209,500   Schering-Plough Corp.               10,134,563
     20,700  Ceridian Corp. +                       499,388       23,700   Sherwin-Williams Co.                   551,025
     25,500  Citrix Systems, Inc. + ^             1,341,937       14,400   Sigma Aldrich                          480,600
     83,900  Computer Associates International, In4,320,850       19,100   Union Carbide Corp.                  1,044,531
     23,900  Computer Sciences Corp. +            2,292,906       10,300   W.R. Grace & Co. +                     129,394
     51,400  Compuware Corp. +                      523,637      122,500   Warner Lambert Co.                  14,960,312
     67,200  Electronic Data Systems Corp.        4,321,800       13,700   Watson Pharmaceuticals, Inc. +         604,513
                                                                                                            --------------
     20,200  Equifax, Inc.                          559,287                                                   165,940,700
     59,700  First Data Corp.                     3,346,931                                                 --------------


                                       17                 WELLS FRAGO CORE TRUST

--------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED
   Shares    Security Description                 Value          Shares    Security Description                 Value
------------ --------------------------------  -------------    ---------  -------------------------------- --------------

   COMMUNICATIONS (7.35%)                                        EATING & DRINKING PLACES (0.46%)
     44,700  Alltel Corp.                       $ 2,925,056       18,300   Darden Restaurants, Inc.             $ 314,531
    455,700  AT&T Corp. ^                        15,807,094      193,100   McDonald's Corp.                     6,915,394
    221,400  Bell Atlantic Corp. ^               11,706,525       21,500   Tricon Global Restaurants, Inc. + ^    630,219
    268,400  BellSouth Corp.                     12,530,925       17,000   Wendy's International, Inc. ^          332,562
                                                                                                            --------------
     19,900  CenturyTel, Inc.                       537,300                                                     8,192,706
                                                                                                            --------------
     48,300  Clear Channel Communications, Inc. + 3,616,463
    132,200  Comcast Corp., Class A +             5,007,075      ELECTRIC, GAS & SANITARY SERVICES (2.72%)
    111,200  Global Crossing Ltd. + ^             2,786,950       31,000   AES Corp. + ^                        2,704,750
    138,600  GTE Corp.                            8,766,450       26,900   Allied Waste Industries, Inc. +        274,044
     87,300  MediaOne Group, Inc. + ^             5,832,731       19,600   Ameren Corp. ^                         719,075
     52,000  Nextel Communications, Inc. + ^      4,816,500       27,700   American Electric Power Co. ^          985,081
    486,500  SBC Communications, Inc.            21,253,969       22,700   Carolina Power & Light Co.             780,312
    124,300  Sprint Corp. (FON Group)             7,520,150       30,300   Central & Southwest Corp.              630,619
    122,900  Sprint Corp. (PCS Group) + ^         6,820,950       22,700   CINergy Corp.                          604,387
     72,000  US West Inc.                         5,184,000       16,500   CMS Energy Corp. ^                     375,375
    404,800  WorldCom, Inc. +                    15,230,600       30,400   Coastal Corp.                        1,865,800
                                               -------------
                                                130,342,738       11,600   Columbia Energy Group                  750,375
                                               -------------
                                                                  31,500   Consolidated Edison Co.              1,027,687
   DEPOSITORY INSTITUTIONS (5.35%)                                21,300   Constellation Energy Group             730,856
     55,800  AmSouth Bancorp ^                    1,007,887       34,000   Dominion Resources, Inc.             1,555,500
    243,500  Bank of America Corp. ^             13,529,469       20,700   DTE Energy Co. ^                       715,444
    105,000  Bank Of New York Co., Inc.           4,928,437       52,200   Duke Energy Corp. ^                  3,040,650
    163,600  Bank One Corp. ^                     5,409,025        3,800   Eastern Enterprises                    234,413
     49,500  BB&T Corp.                           1,450,969       49,500   Edison International                 1,058,062
    117,700  Chase Manhattan Corp.                8,790,719       32,600   El Paso Energy Corp. ^               1,678,900
     22,300  Comerica, Inc.                       1,128,938      102,100   Enron Corp.                          7,440,537
     44,100  Fifth Third Bancorp                  2,998,800       35,200   Entergy Corp. ^                      1,020,800
    140,900  First Union Corp.                    4,957,919       33,200   FirstEnergy Corp. ^                    834,150
    139,800  Firstar Corp.                        3,573,637       14,000   Florida Progress Corp.                 694,750
    130,600  Fleet Boston Financial Corp. ^       4,938,313       25,500   FPL Group, Inc.                      1,262,250
     23,000  Golden West Financial Corp. ^          960,250       17,600   General Public Utilities, Inc.         497,200
     32,600  Huntington Bancshares, Inc.            631,625       16,400   New Century Energies, Inc.             551,450
     24,700  J.P. Morgan & Co., Inc.              3,180,125       25,300   Niagara Mohawk Holdings, Inc. +        371,594
     63,800  KeyCorp                              1,339,800        6,800   Nicor, Inc. ^                          249,475
     72,500  Mellon Financial Corp.               2,795,781       22,100   Northern States Power Co. ^            488,963
     87,900  National City Corp.                  1,758,000        4,400   Oneok, Inc.                            128,150
     31,700  Northern Trust Corp.                 2,086,256       54,700   Pacific Gas & Electric Co.           1,418,781
     18,900  Old Kent Financial Corporation         628,425       26,500   PECO Energy Co.                      1,164,344
     41,900  PNC Financial Services Group         2,110,713        5,100   People's Energy Corp. ^                173,081
     31,200  Regions Financial Corp. ^              705,900       12,000   Pinnacle West Capital Corp.            429,000
     23,900  SouthTrust Corp.                       646,794       20,500   PPL Corp.                              484,313
     22,800  State Street Corp.                   2,542,200       31,100   Public Service Enterprise Group, Inc.1,158,475
     25,000  Summit Bancorp                         717,188       42,200   Reliant Energy, Inc. ^               1,202,700
     45,600  Suntrust Banks, Inc.                 2,724,600       29,200   Sempra Energy ^                        549,325
     39,900  Synovus Financial Corp.                798,000       96,000   Southern Co.                         2,490,000
    107,500  U.S. Bancorp                         2,795,000       39,400   Texas Utilities Co.                  1,408,550
     20,100  Union Planters Corp. ^                 628,125       88,400   Waste Management, Inc.               1,801,150
     28,900  Wachovia Corp. ^                     1,997,713       62,000   Williams Cos., Inc.                  2,576,875
                                                                                                            --------------
     82,300  Washington Mutual, Inc. ^            2,366,125                                                    48,127,243
    235,400  Wells Fargo Co. ^                   10,651,850                                                 --------------
                                               -------------
                                                 94,778,583      ELECTRONICS & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                                               -------------      EXCEPT COMPUTER EQUIPMENT (14.64%)
                                                                  14,800   Adaptec, Inc. +                        291,375
                                                                  42,900   ADC Telecommunications, Inc. + ^     2,882,344
                                                                  20,900   Advanced Micro Devices, Inc. +       1,702,044


                                       18                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED
   Shares    Security Description                 Value          Shares    Security Description                 Value
------------ --------------------------------  -------------    ---------  -------------------------------- --------------

   ELECTRONICS & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,        FOOD & KINDRED PRODUCTS (CONTINUED)
   EXCEPT COMPUTER EQUIPMENT (CONTINUED)                           9,800   Brown-Forman Corp. ^                 $ 569,012
     28,400  Altera Corp. +                     $ 2,438,850       60,800   Campbell Soup Co.                    1,884,800
     49,900  Analog Devices, Inc. +               3,842,300      352,200   Coca-Cola Co.                       18,798,674
     11,500  Andrew Corp. + ^                       403,938       60,700   Coca-Cola Enterprises, Inc.          1,039,488
     30,600  Conexant Systems, Inc. + ^           1,151,325       70,200   ConAgra, Inc. ^                      1,618,987
     13,400  Cooper Industries, Inc.                448,900       43,000   General Mills, Inc. ^                1,706,563
     61,500  Emerson Electric Co.                 3,628,500       50,600   Heinz (H.J.) Co.                     1,982,888
   1,403,700 General Electric Co.                73,869,713       19,800   Hershey Foods Corp.                  1,027,125
    476,400  Intel Corp.                         59,371,350       57,900   Kellogg Co.                          1,758,713
     45,300  Linear Technology Corp.              2,675,531      207,600   PepsiCo, Inc.                        8,446,725
     42,400  LSI Logic Corp. + ^                  2,233,950       19,100   Quaker Oats Co.                      1,405,044
    454,600  Lucent Technologies, Inc.           26,082,675       43,100   Ralston-Ralston Purina Group           800,044
     39,600  Maxim Integrated Products, Inc. +    2,512,125      129,600   Sara Lee Corp.                       2,332,800
     12,000  Maytag Corp.                           393,000       61,900   Seagram Co. Ltd. ^                   2,951,856
     77,200  Micron Technology, Inc. +            5,399,175       81,500   Unilever NV - NY Shares              4,141,219
     28,000  Molex Inc ^                          1,366,750       16,500   Wrigley (Wm) Jr. Co.                 1,321,031
                                                                                                            --------------
    101,100  Motorola, Inc.                       9,478,125                                                    60,823,531
     24,500  National Semiconductor Corp. +       1,316,875                                                 --------------
      5,800  National Service Industries            126,150      FOOD STORES (0.28%)
     43,500  Network Appliance, Inc. +            2,808,469       60,400   Albertson's, Inc. ^                  2,212,150
    406,600  Nortel Networks Corp.               22,083,463        5,500   Great Atlantic & Pacific Tea Co.       101,063
    105,200  QUALCOMM, Inc. +                     6,982,650      118,900   Kroger Co. +                         2,363,138
     22,800  Scientific-Atlanta, Inc.             1,285,350       20,900   Winn-Dixie Stores, Inc.                330,481
                                                                                                            --------------
     57,400  Tellabs, Inc. +                      3,727,413                                                     5,006,832
    231,800  Texas Instruments, Inc.             16,747,550                                                 --------------
      8,200  Thomas & Betts Corp.                   232,675      FURNITURE & FIXTURES (0.16%)
     10,600  Whirlpool Corp.                        600,887       28,000   Leggett & Platt, Inc.                  561,750
     45,800  Xilinx, Inc. +                       3,486,525       63,700   Masco Corp.                          1,254,094
                                               -------------
                                                259,569,977       40,200   Newell Rubbermaid, Inc. ^            1,055,250
                                               -------------                                                --------------
                                                                                                                2,871,094
                                                                                                            --------------
   ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
   RELATED SERVICES (0.18%)                                      GENERAL MERCHANDISE STORES (2.82%)
     22,900  Dun & Bradstreet Corp.                 704,175       15,800   Consolidated Stores Corp. + ^          205,400
     52,800  Paychex, Inc.                        1,848,000       63,400   Costco Wholesale Corp. +             2,024,838
      6,900  Perkin Elmer, Inc.                     362,250       15,000   Dillards, Inc.                         224,062
     16,300  Quintiles Transnational Corp. + ^      240,425       47,125   Dollar General Corp. ^                 824,688
                                               -------------
                                                  3,154,850       30,000   Federated Department Stores, Inc. + ^1,155,000
                                               -------------      10,200   Harcourt General, Inc.                 402,900
   FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &                  37,100   J.C. Penney Co., Inc.                  672,438
   TRANSPORTATION EQUIPMENT (0.49%)                               69,400   KMart Corp. +                          589,900
      4,300  Ball Corp.                             127,656       47,400   May Department Stores Co.            1,424,963
      9,400  Crane Co.                              247,925       53,900   Sears, Roebuck and Co.               1,990,931
     18,400  Crown Cork & Seal Co., Inc.            315,100       62,500   Target Corp.                         3,917,969
     20,300  Danaher Corp.                          978,206      635,100   Wal-Mart Stores, Inc.               36,597,638
                                                                                                            --------------
     23,400  Fortune Brands, Inc.                   623,025                                                    50,030,727
                                                                                                            --------------
    153,000  Gillette Co. ^                       5,106,375
     16,000  Parker-Hannifin Corp.                  667,000      HEALTH SERVICES (0.28%)
      8,300  Snap-On, Inc. ^                        213,206       21,400   Biogen, Inc. +                       1,166,300
     12,700  Stanley Works ^                        341,313       80,400   HCA - The Healthcare Co. ^           2,170,800
                                               -------------
                                                  8,619,806       55,100   HEALTHSOUTH Corp. +                    354,706
                                               -------------
                                                                  14,700   Manor Care, Inc. +                     103,819
   FOOD & KINDRED PRODUCTS (3.43%)                                44,400   Tenet Healthcare Corp. ^             1,137,750
                                                                                                            --------------
      5,300  Adolph Coors Co. ^                     298,125                                                     4,933,375
                                                                                                            --------------
     66,400  Anheuser-Busch Cos., Inc. ^          5,146,000
     86,600  Archer Daniels Midland Co.           1,033,787
     39,700  Bestfoods, Inc.                      2,560,650


                                       19                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED
   Shares    Security Description                 Value          Shares    Security Description                 Value
------------ --------------------------------  -------------    ---------  -------------------------------- --------------

   HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION           INSURANCE AGENTS, BROKERS & SERVICE (0.36%)
   CONTRACTORS (0.20%)                                            36,600   Aon Corp. ^                        $ 1,285,575
     10,900  Fluor Corp.                          $ 354,250       23,900   Humana, Inc. +                         134,438
     63,000  Halliburton Co. ^                    3,213,000       38,100   Marsh & McLennan Cos., Inc.          4,193,381
                                               -------------
                                                  3,567,250       15,100   MGIC Investment Corp.                  748,394
                                               -------------                                                --------------
                                                                                                                6,361,788
   HOLDING & OTHER INVESTMENT OFFICES (0.04%)                                                               --------------
     17,000  T. Rowe Price Associates, Inc.         649,187      INSURANCE CARRIERS (4.64%)
                                               -------------
                                                                  20,400   Aetna Life & Casualty, Inc.          1,361,700
   HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.25%)         38,000   AFLAC, Inc. ^                        1,964,125
     29,200  Best Buy Co., Inc. + ^               1,868,800      114,800   Allstate Corp. ^                     3,042,200
     29,000  Circuit City Stores                  1,444,562       35,200   American General Corp.               2,255,000
     27,600  RadioShack Corp.                     1,171,275      220,700   American International Group, Inc.  24,842,544
                                               -------------
                                                  4,484,637       25,100   Chubb Corp.                          1,757,000
                                               -------------
                                                                  24,100   CIGNA Corp.                          2,140,381
   HOTELS, ROOMING HOUSES, CAMPS & OTHER                          23,400   Cincinnati Financial Corp. ^           939,290
   LODGING PLACES (0.13%)                                        480,800   Citigroup, Inc.                     29,899,750
     52,600  Hilton Hotels Corp.                    447,100       31,600   Hartford Financial Services Group    1,868,350
     35,400  Marriott International - Class A     1,283,250       15,000   Jefferson-Pilot Corp.                1,029,375
     27,500  Mirage Resorts, Inc. +                 575,781       27,900   Lincoln National Corp.               1,081,125
                                               -------------
                                                  2,306,131       15,100   Loews Corp.                            994,713
                                               -------------
                                                                  14,200   MBIA, Inc.                             820,938
   INDUSTRIAL & COMMERCIAL MACHINERY &                            10,500   Progressive Corp. ^                    985,688
   COMPUTER EQUIPMENT (9.75%)                                     20,300   Providian Financial Corp.            1,805,431
     23,100  Apple Computer, Inc. + ^             1,940,400       18,500   Safeco Corp.                           454,406
    109,100  Applied Materials, Inc. + ^          9,109,850       32,400   St. Paul Cos., Inc.                  1,215,000
     47,000  Baker Hughes, Inc.                   1,703,750       18,800   Torchmark Corp.                        511,125
     12,400  Black & Decker Corp.                   452,600       24,200   UnitedHealth Group, Inc.             1,804,412
      3,200  Briggs & Stratton Corp. ^              128,000       34,300   UnumProvident Corp                     778,181
     13,100  Brunswick Corp.                        252,175        9,100   Wellpoint Health Networks, Inc. + ^    660,888
                                                                                                            --------------
     50,700  Caterpillar, Inc.                    1,939,275                                                    82,211,622
                                                                                                            --------------
    975,800  Cisco Systems, Inc. +               55,620,600
    241,600  Compaq Computer Corp.                6,342,000      LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.01%)
     21,800  Comverse Technology, Inc. + ^        1,991,975       15,200   Louisiana-Pacific Corp.                171,000
                                                                                                            --------------
      5,900  Cummins Engine Co., Inc. ^             192,119
     33,400  Deere & Co.                          1,388,187      MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
    365,800  Dell Computer Corp. + ^             15,775,125      PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (1.98%)
     29,100  Dover Corp.                          1,353,150        7,300   Bard (C.R.), Inc.                      333,062
    145,100  EMC Corp. +                         16,876,944        7,600   Bausch & Lomb, Inc. ^                  528,200
     45,100  Gateway, Inc. + ^                    2,232,450       35,800   Becton, Dickinson and Co.            1,044,912
    143,300  Hewlett-Packard Co.                 17,213,913       16,100   Biomet, Inc.                           580,606
    257,100  IBM Corp.                           27,590,044       59,100   Boston Scientific Corp. + ^          1,514,437
     23,300  Ingersoll-Rand Co.                   1,061,606       45,000   Eastman Kodak Co.                    2,688,750
     18,200  Lexmark International Group, Inc. +  1,269,450       43,900   Guidant Corp. +                      2,222,438
      8,500  McDermott International, Inc.           85,000      112,900   Honeywell, Inc.                      6,174,219
      5,300  Milacron, Inc.                          83,806       12,100   Johnson Controls, Inc.                 688,944
     17,700  Pall Corp. ^                           371,700       26,100   KLA-Tencor Corp. +                   1,293,581
     37,800  Pitney Bowes, Inc.                   1,644,300      170,300   Medtronic, Inc.                      8,791,737
     32,400  Seagate Technology, Inc. +           1,879,200        6,500   Millipore Corp.                        470,438
     26,200  Silicon Graphics, Inc. +               173,575       29,400   PE Corp - PE Biosystems Group        1,631,700
     84,500  Solectron Corp. +                    2,793,781        6,400   Polaroid Corp. ^                       122,800
      8,800  Timken Co. ^                           166,100       48,300   Raytheon Co., Class B                1,132,031
     44,200  Unisys Corp. +                       1,198,925       12,000   St. Jude Medical, Inc. +               431,250
                                               -------------
                                                172,830,000        6,800   Tektronix, Inc. ^                      363,800
                                               -------------
                                                                  24,400   Teradyne, Inc. +                     2,098,400
                                                                  22,600   Thermo Electron Corp. + ^              419,513
                                                                  94,800   Xerox Corp.                          2,571,450
                                                                                                            --------------
                                                                                                               35,102,268
                                                                                                            --------------


                                       20                 WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED
   Shares    Security Description                 Value          Shares    Security Description                 Value
------------ --------------------------------  -------------    ---------  -------------------------------- --------------

   METAL MINING (0.14%)                                          PAPER & ALLIED PRODUCTS (1.14%)
     56,200  Barrick Gold Corp. ^               $ 1,015,112       16,100   Avery Dennison Corp. ^               $ 986,125
     23,300  Freeport-McMoran Inc., Class B +       214,069        7,400   Bemis Co., Inc.                        254,375
     37,100  Homestake Mining Co.                   250,425        8,100   Boise Cascade Corp.                    235,912
     23,900  Newmont Mining Corp. ^                 551,194       13,700   Champion International Corp.         1,000,100
     46,400  Placer Dome, Inc.                      382,800       30,800   Fort James Corp.                       696,850
                                               -------------
                                                  2,413,600       24,400   Georgia-Pacific Group ^                799,100
                                               -------------      21,300   IKON Office Solutions, Inc.            106,500
   MINING & QUARRYING OF NONMETALLIC MINERALS,                    59,000   International Paper Co. ^            2,053,938
   EXCEPT FUELS (0.04%)                                           79,200   Kimberly-Clark Corp.                 4,791,600
     14,300  Vulcan Materials Co.^                  668,525       14,700   Mead Corp. ^                           452,944
                                               -------------
                                                                  56,900   Minnesota Mining and Manufacturing Co4,879,175
   MISCELLANEOUS MANUFACTURING INDUSTRIES (0.74%)                 24,500   Pactiv Corp. +                         218,969
     25,000  Hasbro, Inc.                           409,375       11,900   Sealed Air Corp. + ^                   666,400
     12,500  ITT Industries, Inc. ^                 432,031        7,900   Temple-Inland, Inc. ^                  392,531
     60,000  Mattel, Inc.                           813,750       14,300   Westvaco Corp. ^                       430,788
      1,200  NACCO Industries, Inc.                  45,300       33,500   Weyerhaeuser Co. ^                   1,662,438
    241,200  Tyco International Ltd.             11,351,475       16,000   Willamette Industries, Inc.            520,000
                                               -------------                                                --------------
                                                 13,051,931                                                    20,147,745
                                               -------------                                                --------------

   MISCELLANEOUS RETAIL (0.40%)                                  PERSONAL SERVICES (0.02%)
     20,000  Bed Bath & Beyond, Inc. +              736,250       14,000   H&R Block, Inc.                        432,250
                                                                                                            --------------
      5,600  Longs Drug Stores, Inc. ^              113,050
     47,000  Office Depot, Inc. +                   331,938      PETROLEUM REFINING & RELATED INDUSTRIES (4.71%)
     36,900  Rite Aid Corp. ^                       255,994       12,900   Amerada Hess Corp.                     856,237
     67,000  Staples, Inc. +                        988,250       10,100   Ashland, Inc.                          352,869
     34,300  Toys 'R' Us Inc. + ^                   540,225       93,600   Chevron Corp.                        8,652,150
    143,500  Walgreen Co. ^                       4,071,812       89,300   Conoco, Inc., Class B                2,545,050
                                               -------------
                                                  7,037,519      492,500   Exxon Corp.                         41,031,406
                                               -------------      13,600   Kerr-McGee Corp.                       811,750
   MOTION PICTURES (0.07%)                                        36,100   Phillips Petroleum Co.               2,066,725
     31,000  Unicom Corp.                         1,292,312      305,800   Royal Dutch Petroleum Co. ^         19,093,388
                                               -------------      12,800   Sunoco, Inc. ^                         413,600
   MOTOR FREIGHT TRANSPORTATION (0.08%)                           78,900   Texaco, Inc. ^                       4,531,819
     41,300  FDX Corp. + ^                        1,460,987       20,600   Tosco Corp.                            630,875
                                               -------------      34,600   Unocal Corp.                         1,329,937
   NONDEPOSITORY CREDIT INSTITUTIONS (2.67%)                      44,300   USX-Marathon Group, Inc.             1,204,406
                                                                                                            --------------
    191,400  American Express Co.                10,299,713                                                    83,520,212
    103,900  Associates First Capital Corp.       2,850,756                                                 --------------
     28,100  Capital One Financial Corp.          1,327,725      PHARMACEUTICAL PREPARATIONS (1.09%)
     46,700  Conseco, Inc. ^                        291,875      186,200   American Home Products Corp.        10,031,525
     16,200  Countrywide Credit Industries, Inc.    498,150      145,700   Amgen, Inc. +                        9,270,162
                                                                                                            --------------
    146,100  Fannie Mae                           8,784,262                                                    19,301,687
                                                                                                            --------------
     99,200  Freddie Mac                          4,414,400
     67,100  Household International, Inc.        3,153,700      PRIMARY METAL INDUSTRIES (0.41%)
    114,300  MBNA Corp.                           3,186,113       31,200   Alcan Aluminum Ltd. ^                1,023,750
     22,700  SLM Holding Corp.                      764,706       62,040   Alcoa, Inc.                          3,625,463
    162,500  Morgan Stanley Dean Witter & Co.    11,689,844       11,900   Allegheny Technologies, Inc.           268,494
                                               -------------
                                                 47,261,244       18,700   Bethlehem Steel Corp. +                 72,463
                                               -------------      17,900   Engelhard Corp.                        312,131
   OIL & GAS EXTRACTION (0.74%)                                   27,400   Inco Ltd.                              445,250
     18,200  Anadarko Petroleum Corp. ^             965,737       12,400   Nucor Corp.                            482,050
     16,200  Apache Corp. ^                         986,175       11,600   Phelps Dodge Corp. ^                   520,550
     31,000  Burlington Resources, Inc. ^         1,418,250       12,600   USX-U.S. Steel Group, Inc. ^           284,287
     52,400  Occidental Petroleum Corp.           1,241,225       12,700   Worthington Industries, Inc.           153,987
                                                                                                            --------------
     13,200  Rowan Cos., Inc. +                     410,025                                                     7,188,425
                                                                                                            --------------
     78,400  Schlumberger Ltd. ^                  5,767,300
     29,800  Transocean Sedco Forex, Inc. ^       1,465,788
     35,900  Union Pacific Resources Group, Inc. ^  850,381
                                               -------------
                                                 13,104,881


                                       21                 WELLS FRAGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

COMMON STOCKS - CONTINUED
   Shares    Security Description                 Value          Shares    Security Description                 Value
------------ --------------------------------  -------------    ---------  -------------------------------- --------------

   PRINTING, PUBLISHING & ALLIED INDUSTRIES (2.12%)              TEXTILE MILL PRODUCTS (0.01%)
      9,200  American Greetings Corp. ^           $ 171,350        4,700   Russell Corp. ^                      $ 104,575
     10,500  Deluxe Corp.                           259,219        2,500   Springs Industries, Inc., Class A ^    118,750
                                                                                                            --------------
     12,800  Dow Jones & Co., Inc.                  870,400                                                       223,325
     39,700  Gannett Co., Inc.                    2,570,575                                                 --------------
     11,100  Knight Ridder, Inc. ^                  588,300      TOBACCO PRODUCTS (0.50%)
     28,000  McGraw-Hill Cos., Inc.               1,440,250      337,400   Philip Morris Cos., Inc.             8,814,575
      7,300  Meredith Corp. ^                       222,194                                                 --------------
     24,400  New York Times Co.                     936,350      TRANSPORTATION BY AIR (0.19%)
     18,000  R.R. Donnelley & Sons Co.              444,375       21,100   AMR Corp. +                            601,350
    183,400  Time Warner, Inc. ^                 14,477,138       18,400   Delta Airlines, Inc. ^                 946,450
      8,500  Times Mirror Co.^                      820,250       71,900   Southwest Airlines Co.               1,379,581
     33,900  Tribune Co. ^                        1,305,150       10,200   US Airways Group, Inc. + ^             433,500
                                                                                                            --------------
    217,448  Viacom, Inc., Class B* + ^          13,481,776                                                     3,360,881
                                               -------------                                                --------------
                                                 37,587,327
                                               -------------
                                                                 TRANSPORTATION EQUIPMENT (1.98%)
   RAILROAD TRANSPORTATION (0.32%)                               123,900   Boeing Co.                           4,839,844
     65,200  Burlington Northern Santa Fe Corp.   1,540,350       23,500   Dana Corp. ^                           606,594
     31,100  CSX Corp.                              676,425       80,600   Delphi Automotive Systems Corp.      1,455,838
     15,800  Kansas City Southern Industries, Inc.1,062,550       10,500   Eaton Corp.                            761,906
     54,400  Norfolk Southern Corp.                 969,000      172,300   Ford Motor Co.                       8,367,319
     35,400  Union Pacific Corp.                  1,497,862       28,700   General Dynamics Corp. ^             1,695,094
                                               -------------
                                                  5,746,187       79,000   General Motors Corp. ^               5,579,375
                                               -------------
                                                                  43,000   Harley-Davidson, Inc.                1,601,750
   RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.30%)               56,500   Lockheed Martin Corp.                1,384,250
      5,700  Armstrong Holdings, Inc. ^              97,969        9,000   Navistar International Corp. +         289,125
     10,800  Cooper Tire & Rubber Co.               130,275        9,900   Northrop Grumman Corp.                 758,588
     22,300  Goodyear Tire & Rubber Co. ^           554,712       11,200   PACCAR, Inc.                           469,000
     42,900  Illinois Tool Works, Inc. ^          2,490,881       27,000   Rockwell International Corp.         1,107,000
     39,400  Nike, Inc., Class B                  1,689,275       21,200   Textron, Inc.                        1,330,300
      8,000  Reebok International Ltd. +            111,000       17,300   TRW, Inc.                              839,050
      8,200  Tupperware Corp. ^                     180,912       67,700   United Technologies Corp.            4,091,619
                                               -------------                                                --------------
                                                  5,255,024                                                    35,176,652
                                               -------------                                                --------------

   SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES              TRANSPORTATION SERVICES (0.03%)
   & SERVICES (0.80%)                                             18,500   Sabre Holdings Corp.                   531,875
     16,200  Bear Stearns Cos., Inc.                637,875                                                 --------------
    175,500  Charles Schwab Corp.                 5,045,625      WATER TRANSPORTATION (0.13%)
     35,400  Franklin Resources, Inc.             1,062,000       88,000   Carnival Corp.                       2,387,000
     17,100  Lehman Brothers Holding, Inc.        1,319,906                                                 --------------
     52,900  Merrill Lynch & Co., Inc.            5,217,263      WHOLESALE TRADE-DURABLE GOODS (1.07%)
     20,400  Paine Webber Group, Inc.               916,725       25,400   Genuine Parts Co. ^                    606,425
                                               -------------
                                                 14,199,394       13,300   Grainger (W.W.), Inc.                  531,169
                                               -------------
                                                                 198,400   Johnson & Johnson                   17,756,800
                                                                   4,100   Potlatch Corp. ^                       155,288
                                                                                                            --------------
   STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.45%)                                                              19,049,682
                                                                                                            --------------
     39,400  Corning, Inc. ^                      7,621,437
      7,800  Owens Corning                          120,412      WHOLESALE TRADE-NONDURABLE GOODS (0.47%)
     21,400  Owens-Illinois, Inc. + ^               240,750       40,100   Cardinal Health, Inc.                2,601,488
                                               -------------
                                                  7,982,599       72,500   Safeway, Inc. + ^                    3,344,063
                                               -------------      19,900   SUPERVALU, Inc. ^                      414,169
                                                                  47,100   Sysco Corp.                          1,975,256
                                                                                                            --------------
                                                                                                                8,334,976
                                                                                                            --------------

                                                                 Total Common Stocks (cost $1,088,948,119)  1,728,975,912
                                                                                                            --------------


                                       22                 WELLS FARGO CORE TRUST

----------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MAY 31, 2000
----------------------------------------------------------------------


       Face Amount       Security Description              Value
------------------- ------------------------------- ------------------


  TIME DEPOSITS  (2.19%)
         38,898,518 Banque Bruxelles Lam, 6.83%, 6/1/00  $ 38,898,518
                    (Cost $38,898,518)                 ---------------

  U.S. TREASURY BILLS (0.15%)
         2,805,000 6.29% yield, 2/1/01 ++                   2,689,125
                    (Cost $2,693,410)                  ---------------

TOTAL INVESTMENTS (99.89%)
(Cost $1,130,540,047)                      99.89%     $ 1,770,563,555
Other Assets and Liabilities, Net           0.11%           1,922,899
                                        ---------- -------------------
TOTAL NET ASSETS                          100.00%      $1,772,486,454
                                        ========== ===================

Financial Futures Contracts ++
                                                       Unrealized
Position Contracts        Index                           Gain
-------------------------------------------------- -------------------
 Long       116    S&P 500 Futures, Expiring            $ 452,200
                   June 16, 2000
                      (notional value $41,243,800)



----------------------------------------------------------------------
+    Non-income earning securities.

^    Part or all of this investment is on loan.

++   As of May 31, 2000,  $2,805,000  of U.S.  Treasury  Bills,  2/1/01,  with a market value of $2,689,125 were pledged to cover margin requirements for open futures contracts.










                                       23                 WELLS FARGO CORE TRUST

                      (This page intentionally left blank)

                                 ANNUAL REPORT

                               SEPTEMBER 30, 1999


                                INDEX PORTFOLIO



                             CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------


To the Board of Trustees and Partners
Core Trust (Delaware)

         We have audited the accompanying statement of assets and liabilities of Index Portfolio of Core Trust (Delaware), including the schedule of investments, as of September 30, 1999, and the related statements of operations for the periods presented on page 24, statements of changes in net assets for the periods presented on page 25 and financial highlights for the periods presented on page 26. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets and the financial highlights for all periods ending prior to June 1, 1998 were audited by other auditors, whose report dated July 21, 1998 expressed an unqualified opinion on those financial statements and financial highlights.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Index Portfolio as of September 30, 1999, the results of its operations, changes in its net assets and financial highlights for each of the periods indicated in the first paragraph above, in conformity with generally accepted accounting principles.



                                                                    /s/ KPMG LLP


Boston, Massachusetts
November 18, 1999









                                       26                   CORE TRUST(DELAWARE)

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------


                                                                                   INDEX
                                                                                 PORTFOLIO
                                                                            -----------------
ASSETS
Investments (Note 2)
       Investments, at cost                                                   $ 1,060,009,766
       Net unrealized appreciation                                               525,192,203
                                                                            -----------------
Total investments, at value                                                    1,585,201,969

Collateral for securities loaned (Notes 2 and 6)                                 259,210,830
Receivable from daily variation margin on futures contracts (Note 2)                 448,350
Receivable for investments sold                                                       34,899
Receivable for dividends, interest and other receivables                           1,769,945
Organization costs, net of amortization (Note 2)                                         725
                                                                            -----------------

Total Assets                                                                   1,846,666,718
                                                                            -----------------

LIABILITIES
Payable for investments purchased                                                  3,652,909
Payable for securities loaned (Notes 2 and 6)                                    259,210,830
Payable to custodian (Note 3)                                                         14,573
Payable to investment adviser and affiliates (Note 3)                                200,159
Accrued expenses and other liabilities                                                29,585
                                                                            -----------------

Total Liabilities                                                                263,108,056
                                                                            -----------------

NET ASSETS                                                                    $1,583,558,662
                                                                            =================















See Notes to Financial Statements.           27             CORE TRUST(DELAWARE)

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                                                                        INDEX
                                                                                      PORTFOLIO
                                                                         --------------------------------------
                                                                            Four Months            Year
                                                                               Ended               Ended
                                                                         September 30, 1999    May 31, 1999

INVESTMENT INCOME
      Dividend income                                                          $ 7,134,863        $ 21,699,973
      Interest income                                                              848,084           1,826,068
      Securities lending income (Note 2)                                            92,418             412,363
                                                                         ------------------  ------------------
Total Investment Income                                                          8,075,365          23,938,404
                                                                         ------------------  ------------------

EXPENSES
      Advisory (Note 3)                                                            849,293           2,351,029
      Administration (Note 3)                                                      283,098             783,676
      Custody (Note 3)                                                              61,620             171,735
      Accounting (Note 3)                                                           50,000             153,500
      Legal                                                                          3,206               5,734
      Audit                                                                         20,000              36,331
      Trustees                                                                       1,010               2,934
      Pricing                                                                       15,963              28,971
      Amortization of organization costs (Note 2)                                    2,024               6,072
      Miscellaneous                                                                  5,591              35,927
                                                                         ------------------  ------------------
Total Expenses                                                                   1,291,805           3,575,909
      Fees waived (Note 4)                                                        (286,572)           (779,240)
                                                                         ------------------  ------------------
Net Expenses                                                                     1,005,233           2,796,669
                                                                         ------------------  ------------------
NET INVESTMENT INCOME                                                            7,070,132          21,141,735
                                                                         ------------------  ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net Realized Gain from
        Securities                                                              14,370,473          21,545,068
        Financial futures transactions                                           3,547,453           4,808,254
                                                                         ------------------  ------------------
      Net Realized Gain from Investments                                        17,917,926          26,353,322
                                                                         ------------------  ------------------
      Net Change in Unrealized Appreciation (Depreciation) of
        Securities                                                            (246,554,792)        248,662,572
        Financial futures transactions                                            (510,977)         (1,352,724)
                                                                         ------------------  ------------------
Net Change in Unrealized Appreciation (Depreciation) of Investments           (247,065,769)        247,309,848
                                                                         ------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        (229,147,843)        273,663,170
                                                                         ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              ($222,077,711)       $294,804,905
                                                                         ==================  ==================










See Notes to Financial Statements.           28             CORE TRUST(DELAWARE)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED MAY 31, 1998, MAY 31, 1999 AND SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                                                             INDEX
                                                                           PORTFOLIO
                                                                       -----------------

NET ASSETS, MAY 31, 1997                                                   $455,992,618
                                                                       -----------------

OPERATIONS
    Net investment income                                                    18,212,835
    Net realized gain from investments                                       40,577,843
    Net change in unrealized appreciation of investments                    232,315,725
                                                                       -----------------
Net Increase in Net Assets Resulting from Operations                        291,106,403
                                                                       -----------------

TRANSACTIONS IN INVESTORS' BENEFICAL INTERESTS
    Contributions (Note 7)                                                  791,000,962
    Withdrawals                                                            (152,820,060)
                                                                       -----------------
Net Increase from Transactions in Investors' Beneficial Interest            638,180,902
                                                                       -----------------
Net Increase in Net Assets                                                  929,287,305
                                                                       -----------------

NET ASSETS MAY 31, 1998 (a)                                               1,385,279,923
                                                                       -----------------

OPERATIONS
    Net investment income                                                    21,141,735
    Net realized gain from investments                                       26,353,322
    Net change in unrealized appreciation of investments                    247,309,848
                                                                       -----------------
Net Increase in Net Assets Resulting from Operations                        294,804,905
                                                                       -----------------

TRANSACTIONS IN INVESTORS' BENEFICAL INTERESTS
    Contributions                                                           338,399,367
    Withdrawals                                                            (187,842,788)
                                                                       -----------------
Net Increase from Transactions in Investors' Beneficial Interest            150,556,579
                                                                       -----------------
Net Increase in Net Assets                                                  445,361,484
                                                                       -----------------

NET ASSETS MAY 31, 1999                                                   1,830,641,407
                                                                       -----------------

OPERATIONS
    Net investment income                                                     7,070,132
    Net realized gain from investments                                       17,917,926
    Net change in unrealized (depreciation) of investments                 (247,065,769)
                                                                       -----------------
Net Decrease in Net Assets Resulting from Operations                       (222,077,711)
                                                                       -----------------

TRANSACTIONS IN INVESTORS' BENEFICAL INTERESTS
    Contributions                                                           168,104,830
    Withdrawals                                                            (193,109,864)
                                                                       -----------------
Net Decrease from Transactions in Investors' Beneficial Interest            (25,005,034)
                                                                       -----------------
Net Decrease in Net Assets                                                 (247,082,745)
                                                                       -----------------

NET ASSETS, SEPTEMBER 30, 1999                                           $1,583,558,662
                                                                       =================

(a) Beginning of Period                                                    June 1, 1997











See Notes to Financial Statements.           29             CORE TRUST(DELAWARE)

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Ratios to Average
                                                                Net Assets (a)
                                              ------------------------------------------------
                                                   Net                                              Portfolio
                                               Investment            Net             Gross          Turnover
                                                 Income           Expenses         Expenses (c)       Rate

For Year or Period
     June 1, 1999 to September 30, 1999           1.25%             0.18%            0.23%             11%
     June 1, 1998 to May 31, 1999                 1.35%             0.18%            0.23%             4%
     June 1, 1997 to May 31, 1998                 1.60%             0.19%            0.24%             7%
     June 1, 1996 to May 31, 1997                 2.03%             0.11%            0.31%             7%
     November 1, 1995 to May 31, 1996             2.35%             0.17%            0.32%             7%
     November 11, 1994(b) to October 31, 1995     2.42%             0.17%            0.33%             8%




----------------------------------------------
(a)  Ratios for periods of less than one year are annualized.
(b)  Commencement of operations.
(c) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 4).












See Notes to Financial Statements.           30             CORE TRUST(DELAWARE)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

NOTE 1.   ORGANIZATION

Core Trust (Delaware) ("Core Trust") is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). Core Trust currently has twenty-one separate investment portfolios. These financial statements relate to Index Portfolio (the "Portfolio"), which commenced operations on November 11, 1994. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end management investment companies.


NOTE 2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolio:

SECURITIES VALUATION - The Portfolio determines its net asset value at 4:00 PM, Eastern Time, on each Portfolio business day. Short-term securities that mature in sixty days or less are valued at amortized cost. Equity securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the last bid and ask price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount. Identified cost of investments sold is used to determine realized gains and losses for both financial statement and federal income tax purposes.


FUTURES CONTRACTS - The Portfolio may invest in futures contracts to enhance return and hedge against a decline in the value of securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

FEDERAL TAXES - The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio is deemed to have been "passed through" to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

EXPENSE ALLOCATION - Core Trust accounts separately for the assets and liabilities and operations of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios in proportion to each Portfolio's net assets.

ORGANIZATION COSTS - The costs incurred by the Portfolio in connection with its organization have been capitalized and are being amortized using the straight-line method over a five-year period beginning on the commencement of the Portfolio's operations.

REPURCHASE AGREEMENTS - The Portfolio may invest in repurchase agreements. The Portfolio, through its custodian, receives delivery of the underlying collateral, whose market value must always exceed the repurchase price. In the event of default, the Portfolio may have difficulties with the disposition of the collateral.


SECURITY LOANS - The Portfolio may receive fees or retain a portion of interest on the investment securities or cash received as collateral for lending securities. The Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured by collateral whose market value must always exceed the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio.




                                       31                   CORE TRUST(DELAWARE)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

NOTE 3.   ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of the Portfolio is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. The Adviser receives an advisory fee from the Portfolio at an annual rate of 0.15% of the Portfolio's average daily net assets.

ADMINISTRATION AND OTHER SERVICE PROVIDERS - Forum Administrative Services, LLC ("FAdS") is the administrator to Core Trust and receives a fee with respect to the Portfolio at an annual rate of 0.05% of the Portfolio's average daily net assets.

Norwest serves as the custodian for the Portfolio. For its custody services, Norwest receives a fee with respect to the Portfolio at an annual rate of 0.02% of the first $100 million of the Portfolio's average daily net assets, .015% of the daily net assets of the Portfolio with respect to the next $100 million and
 .01% of the average daily net assets of the Portfolio in excess of $200 million. Norwest also receives transaction fees for providing services in connection with the securities lending program.

Forum Accounting Services, LLC, an affiliate of FAdS, provides portfolio accounting and interest holder recordkeeping services to the Portfolio.


NOTE 4.  WAIVERS AND EXPENSE REIMBURSEMENTS

For the four months ended September 30, 1999, fees waived by the Portfolio's service providers were as follows: FAdS waived fees of $283,098 and reimbursed expenses of $3,474. For the year ended May 31, 1999, FAdS waived fees of $779,240.


NOTE 5.   SECURITIES TRANSACTIONS

The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) during the four month period ended September 30, 1999, were $190,282,208 and $179,041,589, respectively. The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) during the year ended May 31, 1999, were $208,621,074 and $52,255,404, respectively. The federal tax cost basis of investments and related gross unrealized appreciation and depreciation for federal income tax purposes as of September 30, 1999 was $1,061,548,635, $600,370,707, and $76,717,373, respectively.


NOTE 6.  PORTFOLIO SECURITIES LOANED

As of September 30, 1999, the Portfolio had loaned portfolio investments in return for securities and cash collateral, which were invested in various short-term fixed income securities. The risks to a Portfolio from securities lending are that the borower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. The value of the securities on loan and the value of the related collateral were $253,513,030 and $259,210,830 respectively.

NOTE 7. CONTRIBUTION OF SECURITIES

After the close of business on May 31, 1997, in connection with the commencement of operations of certain portfolios of Core Trust on June 1, 1997, certain investors contributed net assets and unrealized gain of $512,437,536 and $115,520,269, respectively, to the Portfolio.


NOTE 8. PORTFOLIO REORGANIZATION

On April 22, 1999, the Board of Trustees of Core Trust approved the reorganization of the Portfolio into a separate portfolio of Wells Fargo Core Trust, another open-end registered management investment company. The Wells Fargo Core Trust portfolio will have substantially similar investment objectives and policies as its corresponding Norwest Portfolio. The reorganization is part of a plan to centralize the management of the Norwest Portfolios and Norwest Advantage Funds, the principal interestholder, under a common Board of Trustees. Pursuant to Core Trust's Instrument, the reorganization does not require interestholder approval.







                                       32                   CORE TRUST(DELAWARE)

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

COMMON STOCKS (97.8%)
      Shares        Security Description           Value        Shares         Security Description           Value
-------------- ------------------------------- --------------- ---------- ------------------------------- ---------------

   AGRICULTURAL PRODUCTION-CROPS (0.1%)                         BUSINESS SERVICES - CONTINUED
       47,800  Nabisco Group Holdings Corp.         $ 717,000     52,300  Compuware Corp.*#                  $ 1,363,069
       35,100  Pioneer Hi-Bred International, Inc.  1,397,419     72,200  Electronic Data Systems Corp.        3,822,088
                                               ---------------
                                                    2,114,419     21,100  Equifax, Inc.                          593,437
                                               ---------------
                                                                  62,800  First Data Corp.                     2,755,350
   AMUSEMENT & RECREATION SERVICES  (0.5%)                        45,800  IMS Health, Inc.                     1,044,813
       18,800  Harrah's Entertainment, Inc.*          521,700     41,300  Interpublic Group of Cos., Inc.      1,698,462
      302,100  Walt Disney Co.*#                    7,816,838     41,200  McKesson HBOC, Inc.#                 1,194,800
                                               ---------------
                                                    8,338,538    747,500  Microsoft Corp.*                    67,695,469
                                               ---------------
                                                                  49,100  Novell, Inc.*                        1,015,756
   APPAREL & ACCESSORY STORES (0.5%)                              26,000  Omnicom Group, Inc.#                 2,058,875
      125,600  Gap, Inc.                            4,019,200    210,800  Oracle Corp.*#                       9,591,400
       20,500  Nordstrom, Inc.                        553,500     39,400  Parametric Technology Co.*             531,900
       31,400  Limited, Inc.                        1,201,050     35,600  PeopleSoft, Inc.*                      602,975
       46,500  TJX Cos., Inc.                       1,304,906      3,900  Shared Medical Systems Corp.           182,325
                                               ---------------
                                                    7,078,656    113,300  Sun Microsystems, Inc.*             10,536,900
                                               ---------------
                                                                  25,500  UST, Inc.                              769,781
                                                                                                          ---------------
   APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS                                                       140,854,780
    & SIMILAR MATERIALS (0.1%)                                                                            ---------------
        9,000  Liz Claiborne, Inc.#                   279,000   CHEMICALS & ALLIED  PRODUCTS (11.1%)
       17,400  V.F. Corp.                             539,400    222,800  Abbott Laboratories#                 8,187,900
                                               ---------------
                                                      818,400     33,600  Air Products and Chemicals, Inc.       976,500
                                               ---------------
                                                                   8,200  Alberto Culver Co.                     189,625
   AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS  (0.0%)          9,700  Allergan, Inc.                       1,067,000
        7,700  Pep Boys - Manny, Moe & Jack           114,538     14,900  ALZA Corp.*                            637,906
       21,800  Autozone, Inc.*                        611,762     38,200  Avon Products, Inc.                    947,837
                                               ---------------
                                                      726,300     42,600  Baxter International, Inc.#          2,566,650
                                               ---------------
                                                                 290,900  Bristol-Myers Squibb Co.            19,635,750
   AUTOMOTIVE REPAIR, SERVICES & PARKING (0.0%)                   34,600  Clorox Co.                           1,323,450
       10,200  Ryder System, Inc.                     207,825     85,400  Colgate-Palmolive Co.#               3,907,050
                                               ---------------
                                                                  32,200  Dow Chemical Co.#                    3,658,725
   BUILDING CONSTRUCTION-GENERAL CONTRACTORS &                   155,200  E.I. du Pont de Nemours & Co.        9,447,800
   OPERATIVE BUILDERS (0.0%)                                      11,500  Eastman Chemical Co.                   460,000
        8,700  Centex Corp.                           257,194     19,000  Ecolab, Inc.                           648,375
        7,000  Kaufman & Broad Home Corp.             144,375    160,100  Eli Lilly & Co.                     10,246,400
        6,300  Pulte Corp.                            137,025      4,700  FMC Corp.*                             226,775
                                               ---------------
                                                      538,594     16,100  Goodrich (B.F.) Co.                    466,900
                                               ---------------
                                                                   8,600  Great Lakes Chemical Corp.             327,337
   BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE           15,500  Hercules, Inc.                         443,687
   HOME DEALERS (1.1%)                                            15,500  International Flavors & Fragrance, Inc.534,750
      217,200  Home Depot, Inc.                    14,905,350    196,900  Johnson & Johnson                   18,090,188
       55,900  Lowe's Cos., Inc.                    2,725,125     10,400  Mallinckrodt, Inc.                     313,950
                                               ---------------
                                                   17,630,475    343,500  Merck & Co., Inc.                   22,263,094
                                               ---------------    92,800  Monsanto Co.                         3,311,800
   BUSINESS SERVICES (8.9%)                                      567,500  Pfizer, Inc.                        20,394,531
       52,400  3COM Corp.*                          1,506,500     74,200  Pharmacia & Upjohn, Inc.#            3,682,175
        8,900  Adobe Systems, Inc.                  1,010,150     25,400  PPG Industries, Inc.                 1,524,000
      162,300  America Online, Inc.*#              16,879,200     23,300  Praxair, Inc.                        1,071,800
        8,600  Autodesk, Inc.                         188,125    194,600  Procter & Gamble Co.                18,243,750
       90,600  Automatic Data Processing, Inc.      4,043,025     31,900  Rohm & Haas Co.                      1,152,388
       35,000  BMC Software, Inc.* #                2,504,687    215,100  Schering-Plough Corp.                9,383,737
       25,500  Cabletron Systems, Inc. *              400,031     24,800  Sherwin-Williams Co.                   519,250
      105,500  Cendant Corp.*                       1,872,625     14,800  Sigma Aldrich                          469,900
       21,200  Ceridian Corp.*                        527,350     19,500  Union Carbide Corp.                  1,107,844
       78,700  Computer Associates International,   4,820,375     10,400  W.R. Grace & Co.*                      167,050
                    Inc.
       23,400  Computer Sciences Corp.*             1,645,312


See Notes to Financial Statements.           33             CORE TRUST(DELAWARE)

-------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED

      Shares        Security Description           Value        Shares         Security Description           Value
   ----------- ------------------------------- --------------- ---------- ------------------------------- ---------------

   CHEMICALS AND ALLIED PRODUCTS - CONTINUED                    DEPOSITORY INSTITIUTIONS (CONTINUED)
      125,200  Warner-Lambert Co.                 $ 8,310,150     29,600  Wachovia Corp.#                    $ 2,327,300
       14,000  Watson Pharmaceuticals, Inc.*          427,875     84,800  Washington Mutual, Inc.#             2,480,400
                                               ---------------
                                                  176,333,899    241,600  Wells Fargo Co.#                     9,573,400
                                               ---------------                                            ---------------
                                                                                                              95,876,773
                                                                                                          ---------------
   COMMUNICATIONS (9.5%)
       44,700  Alltel Corp.                         3,145,762   EATING & DRINKING PLACES (0.7%)
      161,000  Ameritech Corp.                     10,817,187     19,400  Darden Restaurants, Inc.               379,512
      468,000  AT&T Corp.#                         20,358,000    198,400  McDonald's Corp.                     8,531,200
      227,400  Bell Atlantic Corp.#                15,306,862     22,500  Tricon Global Restaurants, Inc.*       921,094
      276,100  BellSouth Corp.#                    12,424,500     17,800  Wendy's International, Inc.#           469,475
                                                                                                          ---------------
      103,200  CBS Corp.*#                          4,773,000                                                 10,301,281
       20,400  CenturyTel, Inc.                       828,750                                             ---------------
       49,400  Clear Channel Communications, Inc.*# 3,945,825   ELECTRIC, GAS & SANITARY SERVICES (2.8%)
      109,800  Comcast Corp., Class A *#            4,378,275     28,100  AES Corp. *#                         1,657,900
      112,070  Global Crossing Ltd.*                2,969,855     27,600  Allied Waste Industries, Inc.*         322,575
      143,700  GTE Corp.                           11,046,938     20,100  Ameren Corp.                           760,031
       10,400  King World Productions, Inc. *         390,000     28,300  American Electric Power Co.            965,737
      274,300  MCI Worldcom, Inc.*#                19,715,313     23,400  Carolina Power & Light Co.#            827,775
       88,800  MediaOne Group, Inc.* #              6,066,150     31,100  Central & Southwest Corp.#             656,987
       48,600  Nextel Communications, Inc.*         3,295,687     23,300  CINergy Corp.                          659,681
      288,100  SBC Communications, Inc.#           14,711,106     17,300  CMS Energy Corp.                       587,119
      127,100  Sprint Corp. (FON Group)             6,895,175     31,300  Coastal Corp.                        1,281,344
       64,400  Sprint Corp. (PCS Group)*#           4,801,825     12,000  Columbia Energy Group                  664,500
       73,900  US West, Inc.                        4,216,919     32,400  Consolidated Edison Co.              1,344,600
                                               ---------------
                                                  150,087,129     14,000  Consolidated Natural Gas Co.           873,250
                                               ---------------    21,900  Constellation Energy Group             615,937
   DEPOSITORY INSTITUTIONS (6.1%)                                 28,100  Dominion Resources, Inc.#            1,268,012
       25,800  AmSouth Bancorp.#                      604,687     21,200  DTE Energy Co.                         765,850
      253,000  Bank of America Corp.#              14,088,938     53,400  Duke Energy Corp. #                  2,943,675
      107,700  Bank of New York Co., Inc.#          3,601,219      3,900  Eastern Enterprises                    181,106
      171,800  Bank One Corp.                       5,980,788     50,900  Edison International#                1,237,506
       43,500  BankBoston Corp.                     1,886,812    104,500  Enron Corp.                          4,310,625
       46,800  BB&T Corp.#                          1,515,150     36,200  Entergy Corp.#                       1,047,537
      121,900  Chase Manhattan Corp.                9,188,212     34,300  FirstEnergy Corp.                      874,650
       22,900  Comerica, Inc.                       1,159,312     14,400  Florida Progress Corp.                 666,000
       39,700  Fifth Third Bancorp                  2,415,499     26,300  FPL Group, Inc.                      1,324,863
      140,100  First Union Corp.                    4,982,306     18,400  GPU, Inc.                              600,300
      192,710  Firstar Corp.#                       4,938,194     48,400  Laidlaw, Inc.                          326,700
       83,400  Fleet Boston Corp.                   3,054,525     16,900  New Century Energies, Inc.             565,094
        8,100  Golden West Financial Corp.            795,825     27,400  Niagara Mohawk Holdings, Inc.*         422,988
       33,700  Huntington Bancshares, Inc.            895,156      6,900  Nicor, Inc.                            256,594
       25,700  J.P. Morgan & Co., Inc.              2,936,225     22,600  Northern States Power Co.              487,313
       65,700  KeyCorp                              1,695,881      4,600  Oneok, Inc.                            139,438
       75,300  Mellon Bank Corp.                    2,541,375     56,200  Pacific Gas & Electric Co.           1,454,175
       90,500  National City Corp.                  2,415,219     43,500  PacifiCorp                             875,438
       16,300  Northern Trust Corp.                 1,361,050     27,300  PECO Energy Co.                      1,023,750
       44,500  PNC Bank Corp.                       2,344,594      5,200  People's Energy Corp.                  182,975
       32,800  Regions Financial Corp.                984,000     23,100  PP&L Resources, Inc.                   625,144
       15,300  Republic New York Corp.                939,994     32,100  Public Service Enterprise Group, Inc.1,239,863
       24,500  SouthTrust Corp.                       878,937     43,300  Reliant Energy, Inc.                 1,171,806
       23,600  State Street Corp.                   1,525,150     35,200  Sempra Energy                          732,600
       25,900  Summit Bancorp                         840,131     16,100  Sonat, Inc.                            638,969
       47,100  Suntrust Banks, Inc.                 3,096,825    100,100  Southern Co.#                        2,577,575
       39,700  Synovus Financial Corp.                741,894     40,500  Texas Utilities Co.                  1,511,156
      107,200  U.S. Bancorp                         3,236,100     90,700  Waste Management, Inc.               1,745,975
       20,900  Union Planters Corp.                   851,675     63,600  Williams Cos., Inc.                  2,381,025
                                                                                                          ---------------
                                                                                                              44,796,138
                                                                                                          ---------------

See Notes to Financial Statements.           34             CORE TRUST(DELAWARE)

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED

      Shares        Security Description           Value        Shares         Security Description           Value
   ----------- ------------------------------- --------------- ---------- ------------------------------- ---------------

   ELECTRONICS & OTHER ELECTRICAL EQUIPMENT &                   FOOD & KINDRED PRODUCTS (CONTINUED)
   COMPONENTS, EXCEPT COMPUTER EQUIPMENT (10.9%)                  62,200  Coca-Cola Enterprises, Inc.#       $ 1,403,387
       15,100  Adaptec, Inc. *                      $ 599,281     71,500  ConAgra, Inc.                        1,613,219
       19,800  ADC Telecommunications, Inc.*#         830,362     22,400  General Mills, Inc.                  1,817,200
       21,600  Advanced Micro Devices, Inc. *         371,250     52,500  Heinz (H.J.) Co.                     2,257,500
       12,000  Andrew Corp.*                          208,500     20,400  Hershey Foods Corp.#                   993,225
       13,800  Cooper Industries, Inc.                645,150     59,300  Kellogg Co.                          2,220,044
       63,600  Emerson Electric Co.                 4,018,725    214,200  PepsiCo, Inc.                        6,479,550
      480,400  General Electric Co.                56,957,425     19,600  Quaker Oats Co.#                     1,212,750
       25,400  General Instrucment Corp.*           1,222,375     47,400  Ralston-Ralston Purina Group         1,318,313
       11,700  Harris Corp.                           323,213    132,300  Sara Lee Corp.                       3,100,781
      484,500  Intel Corp.                         36,004,406     63,300  Seagram Co. Ltd. #                   2,880,150
       21,600  LSI Logic Corp.*                     1,112,400     83,700  Unilever NV - NY Shares              5,702,062
      448,800  Lucent Technologies, Inc.           29,115,900     17,000  Wrigley (Wm) Jr. Co.                 1,169,813
                                                                                                          ---------------
       12,800  Maytag Corp.                           426,400                                                 60,836,450
       36,700  Micron Technology, Inc.*#            2,442,844                                             ---------------
       88,900  Motorola, Inc.#                      7,823,200   FOOD STORES (0.6%)
       24,600  National Semiconductor Corp.*          750,300     61,600  Albertson's, Inc.#                   2,437,050
        5,900  National Service Industries            185,850      5,600  Great Atlantic & Pacific Tea Co.       169,750
       10,800  Network Appliance, Inc.*               773,550    121,500  Kroger Co.*#                         2,680,594
      194,400  Nortel Networks Corp.#               9,914,400     74,700  Safeway, Inc.*                       2,843,269
       23,500  QUALCOMM, Inc.*#                     4,445,906     21,800  Winn-Dixie Stores, Inc.                647,187
                                                                                                          ---------------
       11,200  Scientific-Atlanta, Inc.               555,100                                                  8,777,850
                                                                                                          ---------------
       57,300  Tellabs, Inc.*#                      3,262,519
      115,100  Texas Instruments, Inc.#             9,466,975   FURNITURE & FIXTURES (0.1%)
        8,300  Thomas & Betts Corp.#                  423,300     64,900  Masco Corp.                          2,011,900
       11,000  Whirlpool Corp.#                       718,437                                             ---------------
                                               ---------------
                                                  172,597,768   GENERAL MERCHANDISE STORES (3.0%)
                                               ---------------
                                                                  16,100  Consolidated Stores Corp.*             355,206
   ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &                32,300  Costco Wholesale Corp.* #            2,325,600
   RELATED SERVICES (0.1%)                                        64,800  Dayton Hudson Corp.                  3,892,050
       23,600  Dun & Bradstreet Corp.                 705,050     15,700  Dilliards, Inc.                        318,906
        6,700  EG &G, Inc.                            266,744     32,900  Dollar General Corp.                 1,015,787
       36,000  Paychex, Inc.                        1,228,500     30,500  Federated Department Stores, Inc.* # 1,332,469
                                               ---------------
                                                    2,200,294     10,400  Harcourt General, Inc.                 432,900
                                               ---------------    38,600  J.C. Penney Co., Inc.                1,326,875
   FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &                  72,300  Kmart Corp.*                           845,006
   TRANSPORTATION EQUIPMENT (0.6%)                                23,800  Kohl's Corp.*                        1,573,775
        4,500  Ball Corp.                             198,281     48,900  May Department Stores Co.            1,781,794
        9,900  Crane Co.                              222,131     55,700  Sears, Roebuck and Co.               1,747,588
       17,900  Crown Cork & Seal Co., Inc.            434,075    651,800  Wal-Mart Stores, Inc.               31,001,238
                                                                                                          ---------------
       20,800  Danaher Corp.                        1,095,900                                                 47,949,194
       24,400  Fortune Brands, Inc.                   786,900                                             ---------------
      158,900  Gillette Co.                         5,392,669   HEALTH SERVICES (0.2%)
       15,900  Parker-Hannifin Corp.                  712,519     82,600  Columbia HCA Healthcare Corp.        1,750,087
        9,600  Snap-On, Inc.                          312,000     60,800  HEALTHSOUTH Corp.*                     368,600
       13,000  Stanley Works                          327,438     15,700  Manor Care, Inc.*                      269,844
                                               ---------------
                                                    9,481,913     45,500  Tenet Healthcare Corp.*                799,094
                                               ---------------
                                                                                                          ---------------
                                                                                                               3,187,625
                                                                                                          ---------------
   FOOD & KINDRED PRODUCTS (3.8%)
        5,400  Adolph Coors Co.                       292,275   HEAVY CONSTRUCTION OTHER THAN BUILDING
       68,500  Anheuser-Busch Cos., Inc.#           4,799,281   CONSTRUCTION CONTRACTORS (0.2%)
       90,400  Archer Daniels Midland Co.           1,101,750     11,100  Fluor Corp.                            446,775
       40,900  Bestfoods, Inc.                      1,983,650      6,000  Foster Wheeler Corp.                    72,375
       10,000  Brown-Forman Corp.                     623,750     64,600  Halliburton Co.                      2,648,600
                                                                                                          ---------------
       63,600  Campbell Soup Co.                    2,488,350                                                  3,167,750
                                                                                                          ---------------
      361,600  Coca-Cola Co.                       17,379,400


See Notes to Financial Statements.           35             CORE TRUST(DELAWARE)

-------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED

      Shares        Security Description           Value        Shares         Security Description           Value
   ----------- ------------------------------- --------------- ---------- ------------------------------- ---------------

   HOLDING & OTHER INVESTMENT OFFICES (0.1%)                    INSURANCE CARRIERS (4.2%)
       47,900  Conseco, Inc.#                       $ 925,069     20,600  Aetna Life & Casualty, Inc.        $ 1,014,550
                                               ---------------
                                                                  38,900  AFLAC, Inc.                          1,628,937
   HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (0.2%)         116,900  Allstate Corp.                       2,915,194
       29,800  Best Buy Co., Inc.*                  1,849,462     36,500  American General Corp.               2,306,344
       29,400  Circuit City Stores                  1,240,313    226,800  American International Group, Inc.  19,717,426
                                               ---------------
                                                    3,089,775     25,800  Chubb Corp.                          1,285,162
                                               ---------------    29,200  CIGNA Corp.#                         2,270,300
   HOTELS, ROOMING HOUSES, CAMPS & OTHER                          24,200  Cincinnati Financial Corp.             908,257
   LODGING PLACES (0.1%)                                         494,600  Citigroup, Inc.                     21,762,400
       37,300  Hilton Hotels Corp.                    368,337     33,100  Hartford Financial Services Group    1,352,962
       36,400  Marriott International - Class A     1,189,825     15,400  Jefferson-Pilot Corp.                  973,087
       29,100  Mirage Resorts, Inc.*                  409,219     29,100  Lincoln National Corp.               1,093,069
                                               ---------------
                                                    1,967,381     15,800  Loews Corp.                          1,108,963
                                               ---------------    14,600  MBIA, Inc.                             680,725
   INDUSTRIAL & COMMERCIAL MACHINERY &                            16,000  Mgic Investment Corp.                  764,000
   COMPUTER EQUIPMENT (9.7%)                                      10,700  Progressive Corp.                      874,056
       23,600  Apple Computer, Inc.* #              1,494,175     20,800  Providian Financial Corp.            1,647,100
       55,000  Applied Materials, Inc.*             4,283,125     19,300  Safeco Corp.#                          540,400
       48,200  Baker Hughes, Inc.                   1,397,800     33,200  St. Paul Cos., Inc.#                   913,000
       12,700  Black & Decker Corp.                   580,231     19,500  Torchmark Corp.                        504,563
        3,400  Briggs & Stratton Corp.                198,475     25,400  United Healthcare Corp.              1,236,663
       13,500  Brunswick Corp.                        335,813     35,000  UnumProvident Corp.                  1,030,313
       11,400  Case Corp.                             567,862      9,600  Wellpoint Health Networks, Inc.*       547,200
                                                                                                          ---------------
       52,100  Caterpillar, Inc.                    2,855,731                                                 67,074,671
                                                                                                          ---------------
        5,400  Cincinnati Milacron, Inc.               95,850
      476,200  Cisco Systems, Inc.*                32,649,462   LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.0%)
      249,000  Compaq Computer Corp.#               5,711,437     15,700  Louisiana-Pacific Corp.                245,313
                                                                                                          ---------------
        6,100  Cummins Engine Co., Inc.               303,856
        7,400  Data General Corp.*                    155,862   MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
       34,200  Deere & Co.                          1,323,113   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (1.8%)69
      372,100  Dell Computer Corp.*                15,558,431      7,500  Bard (C.R.), Inc.                      352,969
       30,500  Dover Corp.                          1,246,688      8,400  Bausch & Lomb, Inc.                    553,875
      148,400  EMC Corp.*#                         10,601,325     36,700  Becton, Dickinson and Co.            1,029,894
       45,900  Gateway 2000, Inc.*#                 2,039,681     16,500  Biomet, Inc.                           434,156
      148,400  Hewlett-Packard Co.                 13,652,800     60,600  Boston Scientific Corp.*             1,496,062
      265,000  IBM Corp.                           32,164,375     46,400  Eastman Kodak Co.                    3,500,300
       24,200  Ingersoll-Rand Co.                   1,329,488     44,300  Guidant Corp.*                       2,375,587
       18,900  Lexmark International Group, Inc.*   1,521,450     18,700  Honeywell, Inc.                      2,081,544
        8,700  McDermott International, Inc.          176,175     12,500  Johnson Controls, Inc.                 828,906
       18,200  Pall Corp.                             422,013     12,900  KLA-Tencor Corp.*                      838,500
       39,200  Pitney Bowes, Inc.                   2,388,750    171,800  Medtronic, Inc.                      6,098,900
       32,600  Seagate Technology, Inc.*            1,004,488      6,600  Millipore Corp.                        247,913
       27,600  Silicon Graphics, Inc.*                301,875     14,900  PE Corp - PE Biosystems Group        1,076,525
       39,500  Solectron Corp.*                     2,836,594      6,500  Polaroid Corp.                         169,000
       28,300  Tandy Corp.                          1,462,756     49,500  Raytheon Co., Class B                2,456,438
       25,000  Tenneco Inc.                           425,000     12,400  St. Jude Medical, Inc.*                390,600
        9,100  Timken Co.                             146,737      6,900  Tektronix, Inc.                        231,150
      122,500  Tyco International Ltd.             12,648,125     23,100  Thermo Electron Corp.*                 310,406
       44,800  Unisys Corp.*                        2,021,600     97,100  Xerox Corp.#                         4,072,131
                                               ---------------                                            ---------------
                                                  153,901,143                                                 28,544,856
                                               ---------------                                            ---------------

   INSURANCE AGENTS, BROKERS & SERVICE (0.3%)                   METAL MINING (0.2%)
       37,500  Aon Corp.                            1,108,594     57,100  Barrick Gold Corp.                   1,241,925
       24,500  Humana, Inc.*                          168,437     13,200  Cyprus Amax Minerals Co.               259,050
       38,700  Marsh & McLennan Cos., Inc.          2,650,950     23,900  Freeport-McMoran Inc., Class B *       371,944
                                               ---------------
                                                    3,927,981     38,100  Homestake Mining Co.                   350,044
                                               ---------------    24,500  Newmont Mining Corp.#                  633,937


See Notes to Financial Statements.           36             CORE TRUST(DELAWARE)

-------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED

      Shares        Security Description            Value        Shares        Security Description            Value
   ----------- ------------------------------- --------------- ---------- ------------------------------- ---------------

 METAL MINING (CONTINUED)                                       PAPER & ALLIED PRODUCTS (CONTINUED)
       47,700  Placer Dome, Inc.                    $ 709,538     14,100  Champion International Corp.         $ 724,387
                                               ---------------
                                                    2,856,900     32,400  Fort James Corp.                       864,675
                                               ---------------    25,100  Georgia-Pacific Group#               1,016,550
   MINING & QUARRYING OF NONMETALLIC MINERALS,                    21,800  Ikon Office Solutions, Inc.            232,987
   EXCEPT FUELS (0.0%)                                            60,600  International Paper Co.              2,912,587
       14,700   Vulcan Materials Co.                  538,388     78,000  Kimberly-Clark Corp.                 4,095,000
                                               ---------------    15,000  Mead Corp.                             515,625
   MISCELLANEOUS MANUFACTURING INDUSTRIES (0.2%)                  59,000  Minnesota Mining and
       28,500  Hasbro, Inc.                           610,969                Manufacturing Co.                 5,667,688
       12,900  ITT Industries, Inc.                   410,381      8,200  Temple-Inland, Inc.                    496,100
        5,000  Jostens, Inc.                           95,625     14,700  Westvaco Corp.                         376,688
       61,500  Mattel, Inc.#                        1,168,500     29,500  Weyerhaeuser Co.#                    1,699,938
        1,200  NACCO Industries, Inc.                  83,850     16,300  Willamette Industries, Inc.            702,938
                                               ---------------                                            ---------------
                                                    2,369,325                                                 20,747,725
                                               ---------------                                            ---------------

   MISCELLANEOUS RETAIL (0.6%)                                  PERSONAL SERVICES (0.1%)
       20,450  Bed Bath & Beyond, Inc.*               714,472     14,300  H&R Block, Inc.                        621,156
       57,400  CVS Corp.                            2,342,638     39,800  Service Corp. International            420,388
                                                                                                          ---------------
        5,800  Longs  Drug Stores, Inc.               173,275                                                  1,041,544
                                                                                                          ---------------
       54,900  Office Depot, Inc.*                    559,294
       37,900  Rite Aid Corp.#                        523,494   PETROLEUM REFINING & RELATED INDUSTRIES (5.3%)
       68,100  Staples, Inc.*                       1,485,431     13,300  Amerada Hess Corp.#                    814,625
       36,300  Toys 'R' Us, Inc.*                     544,500     10,600  Ashland, Inc.                          356,425
      147,000  Walgreen Co.#                        3,730,125     47,200  Atlantic Richfield Co.               4,183,100
                                               ---------------
                                                   10,073,229     96,100  Chevron Corp.                        8,528,875
                                               ---------------    91,900  Conoco, Inc. Class B                 2,515,762
   MOTION PICTURES (0.1%)                                        355,600  Exxon Corp.                         27,003,375
       31,800  Unicom Corp.#                        1,174,613     12,700  Kerr-McGee Corp.#                      699,294
                                               ---------------   114,700  Mobil Corp.                         11,556,025
                                                                  37,100  Phillips Petroleum Co.               1,808,625
   NONDEPOSITORY CREDIT INSTITUTIONS (2.2%)                      314,100  Royal Dutch Petroleum Co.-NY
       65,800  American Express Co.                 8,858,325             Registered Shares                   18,551,531
      106,600  Associates First Capital Corp.       3,837,600     13,300  Sunoco, Inc.                           364,088
       28,900  Capital One Financial Corp.#         1,127,100     81,000  Texaco, Inc.                         5,113,125
       16,500  Countrywide Credit Industries, Inc.    532,125     35,500  Unocal Corp.                         1,315,719
      150,100  Fannie Mae                           9,409,394     45,200  USX-Marathon Group, Inc.             1,322,100
                                                                                                          ---------------
      101,800  Freddie Mac                          5,293,600                                                 84,132,669
                                                                                                          ---------------
       70,100  Household International, Inc.        2,812,762
      117,400  MBNA Corp.#                          2,678,188   PHARMACEUTICAL PREPARATIONS (0.9%)
       23,600  SLM Holding Corp.                    1,014,800    191,400  American Home Products Corp.         7,943,100
                                               ---------------
                                                   35,563,894     74,700  Amgen, Inc.*                         6,088,050
                                               ---------------                                            ---------------
                                                                                                              14,031,150
                                                                                                          ---------------
   OIL & GAS EXTRACTION (0.6%)
       18,700  Anadarko Petroleum Corp.               571,519   PRIMARY METAL INDUSTRIES (0.5%)
       16,700  Apache Corp.                           721,231     33,100  Alcan Aluminum Ltd.#                 1,034,375
       26,000  Burlington Resources, Inc. #           955,500     53,700  Alcoa, Inc.#                         3,332,756
        7,200  Helmerich & Payne, Inc.                182,250     27,900  Allegheny Teledyne, Inc.               470,812
       51,100  Occidental Petroleum Corp.           1,181,687      5,800  ASARCO, Inc.                           155,513
       12,200  Rowan Cos., Inc.*                      198,250     19,200  Bethlehem Steel Corp.*                 141,600
       80,200  Schlumberger Ltd.                    4,997,463     18,400  Engelhard Corp.                        334,650
       36,900  Union Pacific Resources Group, Inc.    592,706     28,100  Inco, Ltd.*                            600,638
                                               ---------------
                                                    9,400,606     12,800  Nucor Corp.                            609,600
                                               ---------------     8,500  Phelps Dodge Corp.                     468,031
   PAPER & ALLIED PRODUCTS (1.3%)                                  9,200  Reynolds Metals Co.                    555,450
       16,600  Avery Dennison Corp.                   875,650     12,900  USX-U.S. Steel Group, Inc.             332,175
        7,700  Bemis Co., Inc.                        260,837     13,500  Worthington Industries, Inc.           229,500
                                                                                                          ---------------
        8,400  Boise Cascade Corp.                    306,075                                                  8,265,100
                                                                                                          ---------------


See Notes to Financial Statements.           37             CORE TRUST(DELAWARE)

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED

      Shares        Security Description           Value       Face/Shares     Security Description           Value
   ----------- ------------------------------- --------------- ------------------------------------------ ---------------

    PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.7%)            TOBACCO PRODUCTS (0.8%)
        9,900  American Greetings Corp.             $ 254,925    350,100  Philip Morris Cos., Inc.        $ 11,969,044.00
                                                                                                          ---------------
       11,100  Deluxe Corp.                           377,400
       13,300  Dow Jones & Co., Inc.                  709,887   TRANSPORTATION BY AIR (0.3%)
       41,000  Gannett Co., Inc.                    2,836,688     22,000  AMR Corp.*                           1,199,000
       11,900  Knight-Ridder, Inc. #                  653,012     20,600  Delta Airlines, Inc.#                  999,100
       28,800  McGraw-Hill Cos., Inc.               1,393,200     43,600  FDX Corp.*                           1,689,500
        7,600  Meredith Corp.                         275,975     73,800  Southwest Airlines Co.               1,120,838
       25,500  New York Times Co.                     956,250     10,500  US Airways Group, Inc.*                275,625
                                                                                                          ---------------
       18,700  R.R. Donnelley & Sons Co.              539,963                                                  5,284,063
                                                                                                          ---------------
      189,400  Time Warner, Inc.#                  11,506,050
       10,500  Times Mirror Co.                       691,031   TRANSPORTATION EQUIPMENT (2.7%)
       34,700  Tribune Co.#                         1,726,325     80,600  Allied-Signal, Inc.                  4,830,962
      102,000  Viacom, Inc., Class B *              4,309,500    140,700  Boeing Co.                           5,997,337
                                               ---------------
                                                   26,230,206     24,300  Dana Corp.                             902,138
                                               ---------------    82,800  Delphi Automotive Systems Corp.      1,329,975
   RAILROAD TRANSPORTATION (0.5%)                                 10,600  Eaton Corp.                            914,913
       68,100  Burlington Northern Santa Fe Corp.   1,872,750      4,900  Fleetwood Enterprises, Inc.             98,919
       31,900  CSX Corp.#                           1,351,762    177,200  Ford Motor Co.                       8,893,225
       16,200  Kansas City Southern Industries, Inc.  752,288     29,200  General Dynamics Corp.               1,823,175
       55,700  Norfolk Southern Corp.               1,364,650     94,300  General Motors Corp.                 5,935,006
       36,300  Union Pacific Corp.#                 1,744,669     57,900  Lockheed Martin Corp.#               1,892,606
                                               ---------------
                                                    7,086,119      9,700  Navistar International Corp.*          451,050
                                               ---------------    10,200  Northrop Grumman Corp.                 648,338
   RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.5%)                11,500  Paccar, Inc.                           585,063
        5,900  Armstrong World Industries#            265,131     28,000  Rockwell International Corp.         1,470,000
       11,100  Cooper Tire and Rubber Co.             195,637     22,000  Textron, Inc.                        1,702,250
       22,900  Goodyear Tire & Rubber Co.           1,102,063     17,800  TRW, Inc.                              885,550
       36,700  Illinois Tool Works, Inc.            2,736,444     70,500  United Technologies Corp.            4,181,531
                                                                                                          ---------------
       41,300  Newell Rubbermaid, Inc.#             1,179,631                                                 42,542,038
       41,200  Nike, Inc., Class B                  2,343,250                                             ---------------
        8,200  Reebok International Ltd.*              87,638   WATER TRANSPORTATION (0.2%)
       12,200  Sealed Air Corp.*                      626,013     89,800  Carnival Corp.                       3,906,300
        8,400  Tupperware Corp.                       170,100                                             ---------------
                                               ---------------
                                                    8,705,907   WHOLESALE TRADE-DURABLE GOODS (0.1%)
                                               ---------------
                                                .                 26,200  Genuine Parts Co.                      695,937
   SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES               13,700  Grainger (W.W.), Inc.                  658,456
   & SERVICES (1.2%)                                               4,200  Potlatch Corp.                         172,988
                                                                                                          ---------------
       17,100  Bear Stearns Cos., Inc.                657,281                                                  1,527,381
                                                                                                          ---------------
      119,800  Charles Schwab Corp.                 4,035,763
       36,900  Franklin Resources, Inc.             1,134,675   WHOLESALE TRADE-NONDURABLE GOODS (0.3%)
       17,600  Lehman Brothers Holding, Inc.        1,026,300     39,900  Cardinal Health, Inc.                2,174,550
       54,100  Merrill Lynch & Co., Inc.            3,634,844     20,300  SUPERVALU, Inc.                        442,794
       83,600  Morgan Stanley Dean Witter & Co.     7,456,075     48,500  Sysco Corp.                          1,700,531
                                                                                                          ---------------
       21,300  Paine Webber Group, Inc.               772,125                                                  4,317,875
                                               ---------------                                            ---------------
                                                   18,717,063
                                               ---------------
                                                                Total Common Stocks (cost $1,024,832,164)  1,550,018,336
   STONE, CLAY, GLASS & CONCRETE PRODUCTS (0.2%)
       35,800  Corning, Inc.#                       2,454,538  CORPORATE NOTES (0.2%)
        8,000  Owens Corning                          173,500  1,605,000  NationsBank Corp., 5.47% V/R, 7/1/04 1,605,000
       22,800  Owens-Illinois, Inc.*                  451,725  1,600,000  Spintab/Swedmortgage, 6.01%, V/R,
                                               ---------------
                                                    3,079,763             12/20/99                             1,599,520
                                               ---------------                                            ---------------

   TEXTILE MILL PRODUCTS (0.0%)                                 Total Corporate Notes (cost $3,197,667)        3,204,520
                                                                                                          ---------------
        4,900  Russell Corp.                           69,519
        2,600  Springs Industries, Inc., Class A       88,237
                                               ---------------
                                                      157,756
                                               ---------------


See Notes to Financial Statements.           38             CORE TRUST(DELAWARE)

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

           Face Amount          Security Description                 Value
---------------------------------------------------------------  ---------------

       Time Deposits (1.9%)
           29,635,292  Union Bank of Switzerland, 5.63%, 10/1/99   $ 29,635,292
                       (cost $29,635,2920)                       ---------------

      U.S. Treasury Bills (0.1%)
            2,410,000  4.93% yield, 4/27/00 ++ (cost $2,344,643)      2,343,821
                                                                 ---------------

Total Investments (100.0%) (Cost $1,060,009,766)                 $1,585,201,969
                                                                 ===============

Financial Futures Contracts ++

                                                                   Unrealized
Position    Contracts                   Index                     Gain (Loss)
--------- ------------- ---------------------------------------  ---------------
Long                98  S&P 500 Futures, Expiring December 17, 1999
                             (notional value $31,805,900)         $ (1,446,675)








---------------------------------------------------------------
*     Non-income producing security.

# Part or all of this investment is on loan. See Note 6 of Notes to Financial Statements.

++ As of September 30, 1999, $2,410,000 of U.S. Treasury Bills, 4/27/00, with a market value of $2,343,821 were pledged to cover margin requirements for open futures contracts.

V/R Variable rate - These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on September 30, 1999.











See Notes to Financial Statements.           39             CORE TRUST(DELAWARE)

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